UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2007 – JUNE 30, 2007 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Trust II Funds

June 30, 2007

•	Managers AMG Chicago Equity Partners Mid-Cap Fund

•	Managers AMG Chicago Equity Partners Balanced Fund

•	Managers High Yield Fund

•	Managers Fixed Income Fund

The Managers Funds

Semi-Annual Report — June 30, 2007 (unaudited)

TABLE OF CONTENTS

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUNDS' EXPENSES	3

FUNDS PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers AMG Chicago Equity Partners Mid-Cap Fund	6

Managers AMG Chicago Equity Partners Balanced Fund	9

Managers High Yield Fund	15

Managers Fixed Income Fund	22

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	28

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	29
Fund balance sheets, net asset value (NAV) per share computation and cumulative undistributed amounts

Statements of Operations	30
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	31
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	33
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	41
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	48

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As most investors expected, the U.S. economy slowed over the course of the past six months and the rest of the world continued on a generally stable growth trajectory. Underpinned by a global economy performing generally within expectations, and, aside from a sharp and short-lived market correction beginning in late February, the domestic and foreign stock markets climbed steadily, providing strong gains for the period. For example, most domestic equity indices rose 7% or more during the period and international stocks provided stronger returns. Meanwhile, the bond market became increasingly volatile as the melt-down in the sub-prime lending sector caused a liquidity squeeze across other higher-risk sectors. This led investors to balance the perception that the growing global economy is putting pressure on inflation against the extent to which the liquidity squeeze will impede investment spending, acquisition activity and ultimately the U.S. and global economies.

Against this backdrop, your Funds produced positive results during the six-month period, as shown in the accompanying semiannual report.

While the strong equity market return may seem counterintuitive in the face of slowing earnings, a significantly deteriorating housing market and the stress fractures among the mortgage lending industry, there are several positive trends that lead to these results. First, because of widespread belief that the economy would be slowing, investors’ expectations for earnings growth were relatively conservative, and most companies exceeded these modest expectations during the period. Furthermore, although the U.S. economy is slowing, we believe the global economy is healthy, and global growth is a significant contributor to U.S. companies’ earnings. Another important factor has been the relatively high amount of liquidity searching for return in a relatively low interest rate environment. A clear illustration of this is the enormous amount of money committed to private equity pools that are searching for and buying up public companies on a regular basis. Low volatility and low interest rates have encouraged investors to increase leverage, which has thus far been rewarding.

Speaking of interest rates, at the beginning of the year investors were confidently predicting and wishing that the Fed would reduce rates in the near future—consistent with the expectations for a real slowdown in the economy. Over the course of the first half of 2007, however, expectations for a near-term rate cut evolved into uncertainty over the outlook for any rate cut at all, as the Fed has been satisfied to stand pat and communicate concerns balanced between too much inflation risk versus a slowing economy. Again, while the economy has slowed, we believe it does not appear to be falling into recession, and in fact improved during the second quarter. Although credit spreads remained tight into late May because of a high demand for yield and historically low default rates, spreads have widened significantly since then as the domino effect started by sub-prime lending defaults has prompted investors to rapidly reduce their risk exposure. Prices of high-yield bonds across all sectors have declined, the yield premium for credit default swaps (CDS) has expanded, and prices for investment grade corporate bonds have suffered, even without a deterioration in fundamental quality.

The extent and duration of this recent liquidity squeeze will be the key to the direction of the financial markets over the second half of the year. If this sharp sell off of risk is brief, as it was in February, and markets reach equilibrium within the third quarter, then we think the relatively sound fundamentals of the U.S. and global economies should only be mildly affected. Equity markets, which appear to us to be fairly valued under that scenario, will be free to move higher, default rates will remain low, and bond prices will recover. However, price declines in a leveraged marketplace have an ability to create a viscous cycle. If dominos continue to fall, forcing more investors to sell or hedge risky assets, even relatively liquid and high quality debt securities will trade lower. If the ample liquidity that has been driving profitability, acquisitions, and the equity markets higher is restricted, the rise in cost of capital will hinder profitability, increase default rates and significantly deter investment spending which will, in our opinion, in time, weaken the U.S. economy.

Noting these risks and known stresses, we believe that the current strength of many foreign economies, the continued full U.S. employment picture, and the continued high levels of corporate free cash flow will all help to pull the U.S. economy through this technical liquidity squeeze. In addition, if the credit markets continue to deteriorate, we expect that the Fed will be inclined to add liquidity by reducing rates to mitigate the problem. Hence, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, rebalance if necessary and take full advantage of opportunities to participate in the growth of the global economy. In any event, investors will be well served by an appropriately balanced and globally diversified portfolio.

Letter to Shareholders (continued)

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class or segment of the market. Investors tend to use our Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds, like the Managers Money Market Fund, are therefore designed to be building blocks.

The following report contains details for each of the Funds and covers the six-month period ended June 30, 2007. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for these or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Sincerely,

John Streur	Thomas G. Hoffman, CFA
Senior Managing Partner	Executive Vice President
Managers Investment Group LLC	Chief Investment Officer
Managers Investment Group LLC

About Your Fund's Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Fund Return

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six Months Ended June 30, 2007	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period*
Mid-Cap Fund Class A
Based on Actual Fund Return	$1,000	$1,121	$6.52
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.21
Mid-Cap Fund Class B
Based on Actual Fund Return	$1,000	$1,120	$10.46
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.94
Mid-Cap Fund Class C
Based on Actual Fund Return	$1,000	$1,117	$10.45
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.94
Mid-Cap Fund Institutional Class
Based on Actual Fund Return	$1,000	$1,123	$5.21
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$4.96
Balanced Fund Class A
Based on Actual Fund Return	$1,000	$1,043	$6.33
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.26
Balanced Fund Class B
Based on Actual Fund Return	$1,000	$1,039	$10.11
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.99
Balanced Fund Class C
Based on Actual Fund Return	$1,000	$1,039	$10.11
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.99
Balanced Fund Institutional Class
Based on Actual Fund Return	$1,000	$1,044	$5.07
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$5.01
High Yield Fund Class A
Based on Actual Fund Return	$1,000	$1,028	$5.78
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.76
High Yield Fund Class B
Based on Actual Fund Return	$1,000	$1,024	$9.54
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.49
High Yield Fund Class C
Based on Actual Fund Return	$1,000	$1,024	$9.54
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.49
High Yield Fund Institutional Class
Based on Actual Fund Return	$1,000	$1,029	$4.53
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$4.51
Fixed Income Fund Class A
Based on Actual Fund Return	$1,000	$1,011	$4.19
Based on Hypothetical 5% Annual Return	$1,000	$1,021	$4.21
Fixed Income Fund Class B
Based on Actual Fund Return	$1,000	$1,007	$7.91
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$7.95
Fixed Income Fund Class C
Based on Actual Fund Return	$1,000	$1,008	$7.91
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$7.95
Fixed Income Fund Institutional Class
Based on Actual Fund Return	$1,000	$1,012	$2.94
Based on Hypothetical 5% Annual Return	$1,000	$1,022	$2.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Funds Performance

All periods ended June 30, 2007 (unaudited)

Average Annual Total Returns [1]			Six Months	1 Year	5 Years	Since Inception	Inception Date
Mid-Cap [3]	-Class A	No Load	12.12%	18.01%	13.62%	13.87%	01/02/97
	-Class A	With Load	5.68%	11.21%	12.28%	13.23%	01/02/97
	-Class B	No Load	11.96%	17.40%	13.01%	12.45%	01/28/98
	-Class B	With Load	6.96%	12.40%	12.77%	12.45%	01/28/98
	-Class C	No Load	11.74%	17.16%	12.96%	11.65%	02/19/98
	-Class C	With Load	10.74%	16.16%	12.96%	11.65%	02/19/98
	-Institutional Class	No Load	12.26%	18.32%	14.07%	14.40%	01/02/97
S&P Mid Cap 400 Index [4]			11.98%	18.51%	14.17%	14.17%[a]

Balanced [2]	-Class A	No Load	4.32%	15.43%	9.66%	9.19%	01/02/97
	-Class A	With Load	(1.64)%	8.78%	8.37%	8.58%	01/02/97
	-Class B	No Load	3.92%	14.56%	9.01%	7.35%	02/10/98
	-Class B	With Load	(1.08)%	9.56%	8.72%	7.35%	02/10/98
	-Class C	No Load	3.88%	14.60%	8.99%	7.28%	02/13/98
	-Class C	With Load	2.88%	13.60%	8.99%	7.28%	02/13/98
	-Institutional Class	No Load	4.42%	15.79%	10.09%	9.69%	01/02/97
60% S&P 500 Index & 40% Lehman Brothers Aggregate Bond Index [5]			4.61%	14.72%	8.53%	8.13%[b]

High Yield [2,8]	-Class A	No Load	2.78%	10.75%	12.51%	6.73%	01/02/98
	-Class A	With Load	(1.55)%	6.02%	11.54%	6.25%	01/02/98
	-Class B	No Load	2.40%	9.87%	11.80%	5.67%	02/19/98
	-Class B	With Load	(2.57)%	4.87%	11.54%	5.67%	02/19/98
	-Class C	No Load	2.42%	9.91%	11.81%	5.67%	02/19/98
	-Class C	With Load	1.42%	8.91%	11.81%	5.67%	02/19/98
	-Institutional Class	No Load	2.89%	11.08%	12.96%	6.74%	03/02/98
Lehman Brothers U.S. Corporate High Yield Bond Index [6]			2.87%	11.55%	11.91%	5.92%[c]

Fixed Income [2,9]	-Class A	No Load	1.12%	9.02%	6.18%	6.34%	01/02/97
	-Class A	With Load	(3.20)%	4.35%	5.27%	5.90%	01/02/97
	-Class B	No Load	0.74%	8.27%	5.52%	5.45%	03/20/98
	-Class B	With Load	(4.19)%	3.27%	5.20%	5.45%	03/20/98
	-Class C	No Load	0.75%	8.23%	5.52%	5.58%	03/05/98
	-Class C	With Load	(0.24)%	7.23%	5.52%	5.58%	03/05/98
	-Institutional Class	No Load	1.24%	9.26%	6.58%	6.85%	01/02/97
Lehman Brothers Aggregate Bond Index [7]			0.98%	6.12%	4.48%	6.07%[d]

[a]	Performance for the S&P Mid Cap 400 Index reflects an inception date of January 2, 1997.
[b]	Performance for the 60% S&P 500 Index & 40% Lehman Brothers Aggregate Bond Index reflects an inception date of January 2, 1997.
[c]	Performance for the Lehman Brothers U.S. Corporate High Yield Bond Index reflects an inception date of December 31, 1997.
[d]	Performance for the Lehman Brothers Aggregate Bond Index reflects an inception date of January 2, 1997.

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Managers Funds Performance

All periods ended June 30, 2007 (continued)

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A (4.25% maximum for Managers High Yield and Fixed Income Funds), as well as the applicable contingent deferred sales charge (CDSC) on both Class B and C shares. The Class B shares’ CDSC declines annually between years 1 through 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge is assessed after year six. Class C shares held for less than one year are subject to a 1% CDSC.

The Fund share classes differ with regard to sales charges and Fund expenses. In choosing a Fund and class(es), investors should consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges, and expenses carefully before investing, and how long they intend to keep their money invested in the Fund and class(es). Each Fund’s prospectus contains information concerning the Fund’s investment objective, risk, charges, and expenses and other information. Additional risks are associated with investing in high yield securities and such securities may be considered speculative. There are also risks associated with investing in small-cap companies, such as increased volatility, and bonds, such as rising interest rates. More specifically, the value of debt instruments held in bond funds declines when interest rates rise and longer-term bonds are more vulnerable to interest rate risk. To obtain a prospectus, please call 800-835-3879 or visit our website at www.managersinvest.com. Please read the Prospectus carefully before you invest in a Fund or send money. Investors should discuss their goals and choices with a registered financial professional in order to determine which share class is appropriate for them.

Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

[2]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[3]

The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on a limited number of products.

[4]

The S&P MidCap 400 Index is the most widely used index for mid-size companies and covers approximately 7% of the U.S. equities market. Unlike the Fund, the S&P Mid Cap 400 Index is unmanaged, is not available for investment, and does not incur expenses.

[5]	The benchmark is composed of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index.

[6]

The Lehman Brothers U.S. Corporate High Yield Bond Index is a total return performance benchmark for fixed income securities having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service). Unlike the Fund, the Lehman Brothers U.S. Corporate High Yield Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[7]

The Lehman Brothers Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Lehman Brothers Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[8]

The Fund holds securities in which the issuer of the security may default or otherwise be unable to honor a financial obligation. The Fund holds securities rated below investment grade that are especially susceptible to this risk. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher rated issuers.

[9]	Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors ability to pay its creditors.

Mid-Cap

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

Industry	Mid-Cap**	S&P Mid Cap 400 Index
Financials	15.3%	16.5%
Information Technology	13.1%	15.7%
Consumer Discretionary	17.0%	14.4%
Industrials	16.5%	15.3%
Health Care	10.0%	11.6%
Energy	9.4%	8.9%
Utilities	7.3%	7.3%
Materials	6.1%	6.7%
Consumer Staples	3.1%	2.8%
Telecommunication Services	0.8%	0.8%
Other Assets and Liabilities	1.4%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
Cummins, Inc.*	2.7%
Everest Re Group Ltd.	2.6
Tidewater, Inc.	2.5
Family Dollar Stores, Inc.	2.0
Terex Corp.*	1.9
ITT Educational Services, Inc.	1.8
Tesoro Corp.*	1.8
American Financial Group, Inc.	1.8
Ross Stores, Inc.	1.7
Alliant Energy Corp.	1.6

Top Ten as a Group	20.4%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Mid-Cap

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

	Shares		Value
Common Stocks—98.6%
Consumer Discretionary—17.0%
Aeropostale, Inc.*	27,800		$1,158,704
American Greetings Corp., Class A	18,500		524,105
AnnTaylor Stores Corp.*	7,700		272,734
ArvinMeritor, Inc.	38,700	[2]	859,140
Big Lots, Inc.*	12,600	[2]	370,692
Blyth, Inc.	9,900		263,142
Brinker International, Inc.	16,700	[2]	488,809
Darden Restaurants, Inc.	5,600	[2]	246,344
DeVry, Inc.	17,400	[2]	591,948
Dollar Tree Stores, Inc.*	10,000		435,500
Expedia, Inc.*	12,900		377,841
Family Dollar Stores, Inc.	52,100	[2]	1,788,072
Goodyear Tire & Rubber Co.*	11,900	[2]	413,644
Hasbro, Inc.	30,000		942,300
ITT Educational Services, Inc.*	14,400		1,690,272
Jack in the Box, Inc.*	3,200		227,008
Marvel Entertainment, Inc.*	19,200	[2]	489,216
NVR, Inc.*	900	[2]	611,775
Polo Ralph Lauren Corp.	1,600		156,976
RadioShack Corp.	5,300	[2]	175,642
Ross Stores, Inc.	49,700		1,530,760
Service Corp. International	15,100		192,978
Sherwin-Williams Co., The	17,400		1,156,578
Whirlpool Corp.	5,000	[2]	556,000
Total Consumer Discretionary			15,520,180
Consumer Staples—3.1%
Energizer Holdings, Inc.*	9,100	[2]	906,360
Estee Lauder Co., Class A	4,500	[2]	204,795
McCormick & Co., Inc.	3,700	[2]	141,266
NBTY, Inc.*	12,300		531,360
Tyson Foods, Inc., Class A	47,500	[2]	1,094,400
Total Consumer Staples			2,878,181
Energy—9.4%
Frontier Oil Corp.	16,400		717,828
Holly Corp.	11,700	[2]	868,023
Noble Energy, Inc.	14,600		910,894
Overseas Shipholding Group, Inc.	15,700		1,277,980
Patterson-UTI Energy, Inc.	16,000		419,360
Tesoro Corp.	29,400	[2]	1,680,210
Tidewater, Inc.	32,100	[2]	2,275,248
Unit Corp.*	7,800	[2]	490,698
Total Energy			8,640,241
Financials—15.3%
AG Edwards, Inc.	7,600		642,580
American Financial Group, Inc.	47,300		1,615,295
AmeriCredit Corp.*	6,100	[2]	161,955
Associates Bank Corp.	19,900	[2]	650,730
CB Richard Ellis Group, Inc.*	3,300		120,450
City National Corp.	8,300	[2]	631,547
Eaton Vance Corp.	4,600	[2]	203,228
Everest Re Group Ltd.	21,800		2,368,352
First Industrial Realty Trust, Inc.	11,900		461,244
First Marblehead Corp., The	4,450	[2]	171,948
Highwoods Properties, Inc.	22,500		843,750
Hospitality Properties Trust	22,600	[2]	937,674
HRPT Properties Trust	20,300		211,120
Investors Financial Services Corp.	4,100		252,847
Leucadia National Corp.	4,500		158,625
PMI Group, Inc.	32,400		1,447,308
Potlatch Corp.	16,500		710,325
Radian Group, Inc.	21,500		1,161,000
Raymond James Financial, Inc.	15,700	[2]	485,130
Wilmington Trust Corp.	18,500		767,935
Total Financials			14,003,043
Health Care—10.0%
Applera Corp—Applied Biosystems Group	37,900		1,157,466
Charles River Laboratories International, Inc.*	12,400		640,088
Coventry Health Care, Inc.*	18,425		1,062,201
CR Bard, Inc.	2,200	[2]	181,786
Health Net, Inc.*	18,900		997,920
Hillenbrand Industries, Inc.	11,100		721,500
ImClone Systems, Inc.*	9,700		342,992
Invitrogen Corp.*	1,900	[2]	140,125
Kinetic Concepts, Inc.*	7,900		410,563
King Pharmaceuticals, Inc.*	26,100	[2]	534,006
Manor Care, Inc.	7,600		496,204
Millennium Pharmaceuticals, Inc.*	43,500		459,795
Pediatrix Medical Group, Inc.*	3,000		165,450
Steris Corp.	9,400		287,640
Techne Corp.*	14,800		846,708
Universal Health Services, Inc., Class B	4,600		282,900

The accompanying notes are an integral part of these financial statements.

Mid-Cap

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care—10.0% (continued)
WellCare Health Plans, Inc.*	4,800		$434,448
Total Health Care			9,161,792
Industrials—16.5%
Acuity Brands, Inc.	8,000	[2]	482,240
Belden CDT, Inc.	12,100		669,735
Continental Airlines, Inc.*	16,900		572,403
Cummins, Inc.	24,600		2,489,767
Deluxe Corp.	17,400	[2]	706,614
Dun & Bradstreet Corp.	6,700		689,966
Equifax, Inc.	24,800	[2]	1,101,616
Granite Construction, Inc.	11,300		725,234
IKON Office Solutions, Inc.	22,900	[2]	357,469
Jacobs Engineering Group, Inc.*	8,500	[2]	488,835
Korn/Ferry International*	9,800		257,348
Lennox International, Inc.	15,000		513,450
Manitowoc Co., The	5,400		434,052
Manpower, Inc.	9,200	[2]	848,608
Precision Castparts Corp.	2,000		242,720
R.R. Donnelley & Sons Co.	6,000		261,060
Republic Services, Inc.	18,750		574,500
Rollins, Inc.	6,000		136,620
SPX Corp.	5,000		439,050
Teleflex, Inc.	3,700		302,586
Terex Corp.*	21,600		1,756,080
US Airways Group, Inc.*	25,200	[2]	762,804
YRC Worldwide, Inc.*	7,100		261,280
Total Industrials			15,074,037
Information Technology—13.1%
Avnet, Inc.*	28,900	[2]	1,145,596
BMC Software, Inc.*	24,900		754,470
Cadence Design Systems, Inc.*	16,000		351,360
CommScope, Inc.*	11,700		682,695
Compuware Corp.*	26,000		308,360
CSG Systems International, Inc.*	13,200		349,932
Factset Research Systems, Inc.	11,350		775,772
Gartner, Inc.*	21,600	[2]	531,144
Ingram Micro, Inc., Class A*	46,800		1,016,028
International Rectifier Corp*	19,400	[2]	722,844
Intersil Corp., Class A	37,300		1,173,458
Lexmark International, Inc.*	6,200		305,722
McAfee, Inc.*	24,900		876,480
Polycom, Inc.*	28,900		971,040
Semtech Corp.*	31,500		545,895
Teradyne, Inc.*	19,800	[2]	348,084
Vishay Intertechnology, Inc.*	48,600		768,852
Western Digital Corp.*	17,700	[2]	342,495
Total Information Technology			11,970,227
Materials—6.1%
Ashland, Inc.	11,900		761,005
Celanese Corp.	26,300		1,019,914
CF Industries Holdings, Inc.	16,100		964,229
Chaparral Steel Co.	19,200		1,379,904
Lubrizol Corp.	2,600		167,830
Olin Corp.	29,800	[2]	625,800
Pactiv Corp.*	6,100		194,529
Sonoco Products Co.	10,300		440,943
Total Materials			5,554,154
Telecommunication Services—0.8%
Centurytel, Inc.	11,300	[2]	554,265
Telephone & Data Systems, Inc.	2,200		137,654
Total Telecommunication Services			691,919
Utilities—7.3%
Alliant Energy Corp.	38,600		1,499,610
Energy East Corp	17,200		448,748
MDU Resources Group, Inc.	42,950	[2]	1,204,318
Nicor, Inc.	6,700		287,564
OGE Energy Corp.	34,100		1,249,765
Oneok, Inc.	9,900		499,059
Reliant Resources, Inc.*	38,400		1,034,880
WGL Holdings, Inc.	14,600	[2]	476,544
Total Utilities			6,700,488
Total Common Stocks (cost $78,203,600)			90,194,262
Other Investment Companies—23.2%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	19,577,790		19,577,790
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	1,668,215		1,668,215
Total Other Investment Companies (cost $21,246,005)			21,246,005
Total Investments—121.8% (cost $99,449,605)			111,440,267
Other Assets, less Liabilities—(21.8)%			(19,942,947)
Net Assets—100%			$91,497,320

The accompanying notes are an integral part of these financial statements.

Balanced

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

Industry	Balanced**
Mortgage-Backed Securities	21.1%
Financials	16.5%
Industrials	8.4%
Information Technology	8.2%
Consumer Discretionary	8.0%
U. S. Government Obligations	8.0%
Health Care	6.6%
Energy	6.1%
Consumer Staples	4.2%
Utilities	3.2%
Materials	2.3%
Telecommunication Services	2.2%
Asset-Backed Securities	2.0%
Preferred Stock	0.2%
Other Assets and Liabilities	3.0%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
FNMA, 5.000%, 02/01/22 to 06/01/37	4.8%
FNMA, 5.500%, 02/01/22 to 06/01/37	4.8
FNMA, 6.000%, 03/01/12 to 04/01/37	3.4
FNMA, 4.500%, 07/01/18 to 09/01/35	3.0
USTB, 5.250%, 11/15/28	2.5
AT&T, Inc.	2.2
FNMA, 5.375%, 11/15/11	2.1
Bank of America Corp.*	1.9
JPMorgan Chase & Co.*	1.9
Johnson & Johnson Co.*	1.7

Top Ten as a Group	28.3%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Balanced

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

Security Description	Shares		Value
Common Stocks—58.4%
Consumer Discretionary—8.0%
CBS Corp., Class B	6,300	[2]	$209,916
Citadel Broadcasting Corp.	176	[2]	1,135
Expedia, Inc.*	1,000	[2]	29,290
Family Dollar Stores, Inc.	2,700		92,664
Goodyear Tire & Rubber Co.*	700	[2]	24,332
IAC/InterActive Corp.*	4,600		159,206
ITT Educational Services, Inc.*	200		23,476
J.C. Penney Co., Inc.	1,200	[2]	86,856
Kohl’s Corp.*	700		49,721
Mattel, Inc.	1,500		37,935
McDonald’s Corp.	5,100		258,876
McGraw-Hill Companies, Inc., The	600	[2]	40,848
Nike, Inc.	400		23,316
Omnicom Group, Inc.	3,200		169,344
RadioShack Corp.	7,900	[2]	261,806
Ross Stores, Inc.	2,400		73,920
Sherwin-Williams Co., The	2,100		139,587
Walt Disney Co., The	2,100		71,694
Total Consumer Discretionary			1,753,922
Consumer Staples—4.2%
Altria Group, Inc.	2,020		141,683
Avon Products, Inc.	3,100		113,925
Kraft Foods, Inc.	4,836	[2]	170,469
Kroger Co.	6,200		174,406
PepsiCo, Inc.	3,200		207,520
Procter & Gamble Co.	2,112		129,233
Total Consumer Staples			937,236
Energy—6.1%
ConocoPhillips Co.	1,000		78,500
Devon Energy Corp.	1,200		93,948
Exxon Mobil Corp.	3,820		320,422
Global Industries, Ltd.*	1,500		40,230
Marathon Oil Corp.	4,700		281,812
Overseas Shipholding Group, Inc.	800	[2]	65,120
Tesoro Corp.	2,800	[2]	160,020
Tidewater, Inc.	3,900	[2]	276,432
Valero Energy Corp.	400		29,544
Total Energy			1,346,028
Financials—12.0%
Assurant, Inc.	1,900		111,948
Bank of America Corp.	8,600		420,454

The accompanying notes are an integral part of these financial statements.

Balanced

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Financials—12.0% (continued)
CBL & Associates Properties, Inc.	3,700	[2]	$133,385
Chubb Corp.	3,800		205,732
Citigroup, Inc.	2,300		117,967
Goldman Sachs Group, Inc.	1,650	[2]	357,637
Hospitality Properties Trust	1,000	[2]	41,490
JPMorgan Chase & Co.	8,448		409,306
Lehman Brothers Holdings, Inc.	400	[2]	29,808
Loews Corp.	1,000		50,980
Merrill Lynch & Co., Inc.	2,600		217,308
PMI Group, Inc.	2,600	[2]	116,142
Radian Group, Inc.	900	[2]	48,600
SunTrust Banks, Inc.	1,800		154,332
Travelers Companies, Inc., The	4,100		219,350
Total Financials			2,634,439
Health Care—6.6%
AmerisourceBergen Corp.	2,200	[2]	108,834
Baxter International, Inc.	1,500		84,510
Biogen Idec, Inc.*	3,200		171,200
CIGNA Corp.	4,500		234,990
Johnson & Johnson Co.	6,180		380,812
McKesson Corp.	4,500		268,380
Medco Health Solutions, Inc.*	800		62,392
Pfizer, Inc.	5,540		141,658
Total Health Care			1,452,776
Industrials—6.3%
American Standard Companies, Inc.	800		47,184
Continental Airlines, Inc.*	3,800		128,706
Con-Way, Inc.	1,000	[2]	50,240
CSX Corp.	800		36,064
Cummins, Inc.	2,450		247,964
Dun & Bradstreet Corp.	700		72,086
Emerson Electric Co.	4,100		191,880
General Electric Co.	3,800		145,464
Manpower, Inc.	600	[2]	55,344
Northrop Grumman Corp.	3,100		241,397
Terex Corp.*	600		48,780
Textron, Inc.	1,200		132,132
Total Industrials			1,397,241
Information Technology—8.2%
Applied Materials, Inc.	1,000	[2]	19,870
Avnet, Inc.*	1,900	[2]	75,316
BEA Systems, Inc.*	2,300	[2]	31,487

The accompanying notes are an integral part of these financial statements.

Balanced

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology—8.2% (continued)
BMC Software, Inc.*	1,400		$42,420
Cisco Systems, Inc.*	9,240		257,334
CommScope, Inc.*	1,000		58,350
Computer Sciences Corp.*	2,000		118,300
Hewlett-Packard Co.	8,000		356,960
International Business Machines Corp.	1,400	[2]	147,350
International Rectifier Corp.*	3,100	[2]	115,506
Intersil Corp., Class A	700	[2]	22,022
LSI Logic Corp.*	2,100	[2]	15,771
Mastercard, Inc.	200		33,174
McAfee, Inc.*	1,800		63,360
Microsoft Corp.	9,500		279,965
Nvidia Corp.*	3,200		132,192
Vishay Intertechnology, Inc.*	1,700		26,894
Total Information Technology			1,796,271
Materials—2.3%
Celanese Corp.	6,100		236,558
International Paper Co.	1,000		39,050
Lubrizol Corp.	700		45,185
Nucor Corp.	1,200	[2]	70,380
Pactiv Corp.*	1,400	[2]	44,646
United States Steel Corp.	700	[2]	76,125
Total Materials			511,944
Telecommunication Services—2.2%
AT&T, Inc.	11,770		488,455
Utilities—2.5%
Constellation Energy Group, Inc.	2,300	[2]	200,491
Edison International	3,700	[2]	207,644
Northeast Utilities	2,200		62,392
Reliant Resources, Inc.*	900		24,255
Sempra Energy	1,100	[2]	65,153
Total Utilities			559,935
Total Common Stocks (cost $10,673,818)			12,878,247

	Principal Amount
Mortgage-Backed Securities—21.1%
Bank of America Corp., 4.875%, 06/10/39	$100,000		98,615
FHLMC, 5.000%, 12/15/22	188,691		185,537
FNMA, 3.500%, 10/01/10	94,846		90,852
FNMA, 4.000%, 10/01/20 to 12/01/21	83,634		77,403
FNMA, 4.375%, 04/15/15	62,013		60,278
FNMA, 4.500%, 07/01/18 to 09/01/35	704,862		658,504
FNMA, 5.000%, 02/01/22 to 06/01/37	1,122,212		1,065,093
FNMA, 5.500%, 02/01/22 to 06/01/37	1,086,678		1,052,926

The accompanying notes are an integral part of these financial statements.

Balanced

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Mortgage-Backed Securities—21.1% (continued)
FNMA, 6.000%, 03/01/12 to 04/01/37	$744,305		$737,845
FNMA, 6.500%, 11/01/36 to 12/01/36	359,621		363,174
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	42,425		41,991
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	90,000		89,057
GS Mortgage Securities Corp. II Series 2005-GG4, 4.751%, 07/10/39	50,000		46,767
Morgan Stanley Capital I, Series 2005-T19, 4.890%, 06/12/47	75,000		70,664
Total Mortgage-Backed Securities (cost $4,719,991)			4,638,706
U.S. Government and Agency Obligations—8.0%
FHLB, 3.875%, 01/15/10	150,000	[2]	145,453
FHLMC, 5.625%, 03/15/11	300,000		304,259
FNMA, 4.250%, 08/15/10	300,000	[2]	292,085
FNMA, 5.375%, 11/15/11	450,000	[2]	452,702
USTB, 5.250%, 11/15/28	555,000	[2]	558,989
Total U.S. Government and Agency Obligations (cost $1,769,212)			1,753,488
Corporate Bonds—7.3%
Finance—4.5%
Allstate Corp., The, 7.200%, 12/01/09	75,000		77,981
American International Group, Inc., 6.250%, 05/01/36 (a)	35,000		35,442
Bank of America Corp., 5.625%, 10/14/16	95,000		93,686
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15	150,000		142,722
Citigroup, Inc., 6.500%, 01/18/11	95,000		98,048
JPMorgan Chase & Co., 4.750%, 03/01/15	95,000		88,848
Marshall & Ilsley Corp., 4.375%, 08/01/09	75,000		73,713
Travelers Companies, Inc. (The), 5.375%, 06/15/12	95,000		94,065
U.S. Bank NA, 4.950%, 10/30/14	95,000		90,857
Wachovia Corp., 5.300%, 10/15/11	95,000		94,105
Wells Fargo Co., 4.200%, 01/15/10	95,000		92,649
Total Finance			982,116
Industrials—2.1%
Bellsouth Capital Funding Corp., 7.750%, 02/15/10	75,000		79,050
IBM Corp., 4.750%, 11/29/12	95,000		91,935
Lockheed Martin Corp., 7.650%, 05/01/16	75,000		84,594
Merck & Co., Inc., 4.750%, 03/01/15	90,000		84,808
Wal-Mart Stores, Inc., 5.250%, 09/01/35	40,000		35,086
Walt Disney Co., The, 6.375%, 03/01/12	95,000		98,503
Total Industrials			473,976
Utilities—0.7%
Consolidated Edison, Inc., 5.375%, 12/15/15	75,000	[2]	72,844
Florida Power & Light Co., 4.850%, 02/01/13	95,000		91,362
Total Utilities			164,206
Total Corporate Bonds (cost $1,634,670)			1,620,298

The accompanying notes are an integral part of these financial statements.

Balanced

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Asset-Backed Securities—2.0%
Capital One Multi-Asset Execution Trust, 5.300%, 02/18/14	$150,000	[2]	$149,702
Harley-Davidson Motorcycle Trust, 5.350%, 03/15/13	185,000		185,209
John Deere Corp., 5.070%, 04/15/14	100,000		98,905
Total Asset-Backed Securities (cost $436,477)			433,816

	Shares
Preferred Stock—0.2%
Newell Financial Trust I, 5.250% (cost $39,878)	925		45,788
Other Investment Companies—21.2%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	4,074,205		4,074,205
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	597,731		597,731
Total Other Investment Companies (cost $4,671,936)			4,671,936
Total Investments—118.2% (cost $23,945,982)			26,042,279
Other Assets, less Liabilities—(18.2)%			(4,018,971)
Net Assets—100%			$22,023,308

The accompanying notes are an integral part of these financial statements.

High Yield

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

Industry	High Yield**
Industrials	82.7%
Finance	10.7%
Utilities	4.0%
Materials	0.7%
Other Assets and Liabilities	1.9%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
General Motors Acceptance Corp., 6.875%, 08/28/12*	1.8%
DirecTV Holdings LLC, 6.375%, 06/15/15*	1.6
Dex Media, Inc., 7.754%, 11/15/13*	1.4
EchoStar Communications Corp., 7.125%, 02/01/16*	1.3
Visant Holding Corp., 9.071%, 12/01/13*	1.3
Arch Western Finance, LLC, 6.750%, 07/01/13*	1.3
HCA, Inc., 9.250%, 11/15/16*	1.3
Playtex Products, Inc., 9.375%, 06/01/11	1.2
HCA, Inc., 9.625%, 11/15/16	1.1
MetroPCS Wireless, Inc., 9.250%, 11/01/14	1.1

Top Ten as a Group	13.4%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

High Yield

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds—97.4%
Finance—10.7%
AAC Group Holding Corp., 9.669%, 10/01/12 (b) [4]	$140,000	[2]	$126,700
Arch Western Finance, LLC, 6.750%, 07/01/13	610,000		588,650
Consolidated Communications Holdings, Inc., 9.750%, 04/01/12	384,000		404,160
Dresser, Inc., 1st Lien Term Loan, 5.385%, 05/04/14	100,000		100,552
Dresser, Inc., 2nd Lien Term Loan, 6.110%, 05/04/15	100,000		101,463
Ford Motor Credit Co.,
6.930%, 01/15/10, (10/15/07) [5]	320,000		315,964
7.000%, 10/01/13	400,000		371,053
7.800%, 06/01/12	215,000		209,948
8.000%, 12/15/16	280,000		268,631
General Motors Acceptance Corp., 6.875%, 08/28/12	845,000		826,717
GMAC,
6.625%, 05/15/12	175,000		169,166
6.750%, 12/01/14	25,000	[2]	23,976
Hawker Beechcraft Acquisition Co., 8.500%, 04/01/15 (a)	40,000		41,400
Idearc, Inc., 8.000%, 11/15/16	180,000		182,700
KAR Holdings, Inc., 8.750%, 05/01/14 (a)	115,000		113,275
Petroplus Finance Ltd.,
6.750%, 05/01/14 (a)	75,000	[2]	72,562
7.000%, 05/01/17 (a)	85,000		82,238
Pilgrim’s Pride Corp., 7.625%, 05/01/15	65,000		65,162
Rainbow National Services LLC, 8.750%, 09/01/12 (a)	100,000		104,500
Sally Holdings LLC,
9.250%, 11/15/14 (a)	225,000	[2]	226,688
10.500%, 11/15/16 (a)	30,000		30,300
Simmons Holdco., Inc. 5.398%, 02/15/12, (08/15/07) [5,6]	120,000		118,300
UCI Holdco, Inc., 12.360%, 12/15/13, (09/17/07) (a) [5]	111,402		113,630
Wind Acquisition Loan, 12.620%, 12/07/11 [6]	207,313		213,273
Total Finance			4,871,008
Industrials—82.7%
Acco Brands Corp., 7.625%, 08/15/15	480,000		474,000
Actuant Corp., 6.875%, 06/15/17 (a)	80,000		79,600
Advanced Micro Devices, Inc., 7.750%, 11/01/12	170,000	[2]	160,650
Alliance Laundry Corp., 8.500%, 01/15/13	235,000		234,412
Allied Waste North America, Inc.,
7.250%, 03/15/15	165,000	[2]	164,175
7.375%, 04/15/14	245,000	[2]	243,162
Ames True Temper, Inc.,
9.360%, 01/15/12, (10/15/07) [5]	240,000		243,000
10.000%, 07/15/12	150,000	[2]	142,500
ArvinMeritor, Inc., 8.750%, 03/01/12	235,000	[2]	238,525

The accompanying notes are an integral part of these financial statements.

High Yield

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials—82.7% (continued)
Ashtead Capital, Inc., 9.000%, 08/15/16 (a)	$170,000		$178,925
Axtel SAB de CV, 7.625%, 02/01/17 (a)	255,000		253,089
Beazer Homes USA,
6.500%, 11/15/13	165,000	[2]	142,725
8.375%, 04/15/12	180,000		171,000
8.675%, 05/15/11	40,000		38,600
Bristow Group, Inc., 7.500%, 09/15/17 (a)	80,000		80,600
Brookstone Co., Inc., 12.000%, 10/15/12	200,000	[2]	206,000
CCO Holdings LLC, 8.750%, 11/15/13	315,000		322,088
Charter Communications, Inc., 11.000%, 10/01/15	355,000		372,306
Chesapeake Energy Corp.,
6.500%, 08/15/17	80,000		76,200
7.000%, 08/15/14	275,000		274,312
Citizens Communications Co., 6.625%, 03/15/15	50,000		47,750
Claire’s Stores, Inc., 9.625%, 06/01/15 (a)	205,000	[2]	190,650
Clarke American Corp.,
9.500%, 05/15/15 (a)	25,000		24,062
10.106%, 05/15/15, (08/15/07) (a) [5]	25,000	[2]	24,188
Community Health Systems, 8.875%, 07/15/15 (a)	145,000		147,719
Constellation Brands, Inc., 7.125%, 09/01/16	460,000		450,800
The Cooper Companies, Inc., 7.125%, 02/15/15 (a)	140,000		139,300
Corrections Corp. of America, 6.250%, 03/15/13	160,000		154,400
Cricket Communications I, 9.375%, 11/01/14	415,000		430,562
Crown Americas LLC, 7.750%, 11/15/15	120,000		121,200
Del Laboratories, Inc.,
8.000%, 02/01/12	270,000	[2]	260,550
10.356%, 11/01/11, (08/01/07) [5]	145,000		149,350
Del Monte Corp., 6.750%, 02/15/15	145,000		138,838
Denbury Resources, Inc., 7.500%, 04/01/13	370,000		371,850
Dex Media East, LLC, 12.125%, 11/15/12	125,000		134,844
Dex Media West LLC, 9.875%, 08/15/13	60,000		64,500
Dex Media, Inc., 7.754%, 11/15/13 (b) [4]	670,000		633,989
Digicel Group, Ltd.,
8.875%, 01/15/15 (a)	100,000	[2]	98,250
9.125%, 01/15/15 (a)	100,000	[2]	98,875
9.250%, 09/01/12 (a)	250,000		264,688
DirecTV Holdings LLC,
6.375%, 06/15/15	780,000		735,150
8.375%, 03/15/13	30,000		31,538
Dobson Cellular Systems, Inc., 9.875%, 11/01/12	115,000		124,488
Dobson Communications Corp.,
8.875%, 10/01/13	220,000	[2]	231,000
9.610%,10/15/12, (10/15/07) [5]	235,000		240,875

The accompanying notes are an integral part of these financial statements.

High Yield

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials—82.7% (continued)
EchoStar Communications Corp., 7.125%, 02/01/16	$615,000		$604,238
El Paso Corp., 7.000%, 06/15/17	200,000		198,809
Energy XXI Gulf Coast Inc., 10.000%, 06/15/13 (a)	115,000		112,412
Esco Corp, 8.625%, 12/15/13 (a)	140,000		147,700
Flextronics International Ltd., 1.000%, 08/01/10	225,000		210,375
FMC Finance III SA, 6.875%, 07/15/17 (a)	150,000		147,750
FMG Finance Pty, Ltd., 10.625%, 09/01/16 (a)	225,000		268,875
Ford Motor Co., 6.500%, 08/01/18	255,000	[2]	207,825
Forest Oil Corp., 7.250%, 06/15/19 (a)	70,000		68,250
Freescale Semiconductor,
9.125%, 12/15/14 (a)	320,000		302,400
10.125%, 12/15/16 (a)	100,000	[2]	94,500
Fresenius Medical Care Capital Trust II, 7.875%, 02/01/08	220,000		221,650
Fresenius Medical Core Capital Trust IV, 7.875%, 06/15/11 (a)	120,000		124,800
Frigstad Discoverer Invest, Ltd., 11.500%, 02/21/12 (a)	100,000		101,343
General Cable Corp., 7.125%, 04/01/17 (a)	60,000	[2]	59,700
General Motors Corp.,
7.125%, 07/15/13	225,000	[2]	211,781
8.375%, 07/15/33	235,000	[2]	215,612
Georgia-Pacifi c Corp.,
7.000%, 01/15/15 (a)	140,000		135,450
7.125%, 01/15/17 (a)	100,000		96,500
7.700%, 06/15/15	325,000		323,375
Goodman Global Holdings Co., Inc., 7.875%, 12/15/12	135,000	[2]	134,325
Goodyear Tire & Rubber Co., 8.625%, 12/01/11 (a)	83,000		87,772
Graham Packaging Co., L.P., 9.875%, 10/15/14	375,000	[2]	381,094
Gregg Appliances Inc., 9.000%, 02/01/13	330,000		353,100
Hanesbrands, Inc., 8.784%, 12/15/14, (12/17/07) [5]	295,000	[2]	300,900
Hanover Compressor Co., 9.000%, 06/01/14	140,000		148,750
HCA, Inc.,
8.750%, 09/01/10	35,000		36,619
9.250%, 11/15/16 (a)	550,000		587,125
9.625%, 11/15/16 (a)	480,000		517,200
Host Marriott LP, 6.750%, 06/01/16	335,000		329,975
Huntsman International LLC, 7.875%, 11/15/14	155,000	[2]	166,819
Ineos Group Holdings PLC, 8.500%, 02/15/16 (a)	365,000	[2]	358,612
Insight Communications Co., Inc., 12.250%, 02/15/11 (b)	10,000		10,475
Intelsat Bermuda, Ltd.,
8.886%, 01/15/15, (01/15/08) [5]	150,000		153,938
11.250%, 06/15/16	380,000		427,500
Interline Brands Inc., 8.125%, 06/15/14	145,000		146,812

The accompanying notes are an integral part of these financial statements.

High Yield

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials—82.% (continued)
IPCS, Inc.,
7.480%, 05/01/13, (08/01/07) [5]	$90,000		$90,562
8.605%, 05/01/14, (08/01/07) [5]	145,000		146,088
Iron Mountain Inc.,
6.625%, 01/01/16	315,000		290,588
7.750%, 01/15/15	175,000		171,500
Jarden Corp., 7.500%, 05/01/17	325,000		322,562
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	250,000	[2]	241,250
L-3 Communications Corp.,
5.875%, 01/15/15	265,000	[2]	247,112
6.125%, 07/15/13	50,000		47,500
6.375%, 10/15/15	100,000		95,000
Level 3 Financing, Inc.,
8.750%, 02/15/17 (a)	150,000	[2]	149,062
9.250%, 11/01/14	240,000	[2]	243,600
MetroPCS Wireless, Inc., 9.250%, 11/01/14 (a)	500,000	[2]	518,750
MGM Mirage, Inc.,
6.750%, 04/01/13 (a)	305,000		291,275
6.875%, 04/01/16 (a)	155,000		143,375
7.500%, 06/01/16	360,000		343,350
Nalco Company,
7.750%, 11/15/11	185,000		187,312
8.875%, 11/15/13	125,000		130,312
Newfield Exploration Co., 6.625%, 04/15/16	215,000	[2]	208,012
Nexstar Finance Holdings, Inc., 9.791%, 04/01/13 (b) [4]	200,000		197,500
Nordic Telephone Co., 8.875%, 05/01/16 (a)	315,000		335,475
NXP BV, 9.500%, 10/15/15	505,000	[2]	499,950
Open Solutions, Inc., 9.750%, 02/01/15 (a)	420,000		426,300
OPTI Canada, Inc.,
7.875%, 12/15/14 (a)	90,000		90,450
8.250%, 12/15/14 (a)	155,000		158,100
Owens-Brockway Glass Container, Inc.,
6.750%, 12/01/14	65,000		63,700
8.250%, 05/15/13	225,000		234,000
P.H. Glatfelter, 7.125%, 05/01/16	215,000		217,688
Packaging Dynamics, Inc., 10.000%, 05/11/16 (a)	185,000		185,925
Paetec Holding Corp., 9.500%, 07/15/15 (a)	125,000		125,000
Penhall International, 12.000%, 08/01/14 (a)	75,000		81,375
Petrohawk Energy Corp., 9.125%, 07/15/13	225,000		239,062
Petroprod Ltd., 10.850%, 05/24/13 (a)	100,000		102,250
Playtex Products, Inc., 9.375%, 06/01/11	535,000	[2]	552,388
PolyOne Corp., 8.875%, 05/01/12	400,000	[2]	399,000

The accompanying notes are an integral part of these financial statements.

High Yield

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials—82.7% (continued)
Quebecor World, Inc., 8.750%, 03/15/16 (a)	$425,000		$420,750
Qwest Communications International, Inc., 8.860%, 02/15/09, (08/15/07) [5]	400,000		406,000
Qwest Corp., 7.500%, 10/01/14	105,000		108,150
R.H. Donnelley Corp., 6.875%, 01/15/13	85,000		80,962
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 (a)	290,000		310,662
RBS Global & Rexnord Corp., 8.875%, 09/01/16	160,000	[2]	161,200
Reichhold Industries, Inc., 9.000%, 08/15/14 (a)	175,000		181,125
Rental Services Corp., 9.500%, 02/01/14 (a)	145,000		148,625
Rite Aid Escrow Corp., 9.500%, 06/15/17 (a)	150,000		144,750
Rockwood Specialties GRP., 7.500%, 11/15/14	155,000		156,550
Rural Cellular Corp.,
8.250%, 03/15/12	305,000		313,388
8.360%, 06/01/13, (09/04/07) (a) [5]	110,000		110,000
Sealy Mattress Co., 8.250%, 06/15/04	360,000		370,800
Select Medical Corp., 7.625%, 02/01/15	130,000	[2]	117,000
SemGroup LP, 8.750%, 11/15/15 (a)	125,000	[2]	126,250
Sensata Technologies BV, 8.000%, 05/01/14	260,000		252,200
Service Corp. International,
6.750%, 04/01/15 (a)	125,000		121,094
7.375%, 10/01/14	195,000		196,950
Simmons Co., 10.000%, 12/15/14 (b)	545,000		460,525
Spectrum Brands, Inc., 7.375%, 02/01/15	245,000	[2]	198,144
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (a)	275,000		269,500
Sun Media Corp., 7.625%, 02/15/13	315,000		318,150
Sungard Data Systems, Inc., 10.250%, 08/15/15	430,000	[2]	456,875
Sunstate Equipment Co., 10.500%, 04/01/13 (a)	95,000		98,325
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a)	100,000		100,000
Tenet Healthcare Corp., 9.250%, 02/01/15	515,000		491,825
Tenneco Automotive, Inc., 8.625%, 11/15/14	295,000	[2]	305,325
Terex Corp., 7.375%, 01/15/14	185,000		185,925
Terra Capital, Inc., 7.000%, 02/01/17	400,000		388,000
Titan International, Inc., 8.000%, 01/15/12	200,000		206,500
Travelport LLC,
9.875%, 09/01/14	100,000		106,500
9.985%, 09/01/14, (09/04/07) [5]	65,000		66,950
11.875%, 09/01/16	165,000	[2]	182,944
Triad Hospitals, Inc., 7.000%, 11/15/13	405,000		426,748
TRW Automotive, Inc.,
7.000%, 03/15/14 (a)	150,000		143,625
7.250%, 03/15/17 (a)	250,000		239,375
United Components, Inc., 9.375%, 06/15/13	60,000		62,250
United Rentals (North America), Inc., 6.500%, 02/15/12	355,000		350,562

The accompanying notes are an integral part of these financial statements.

High Yield

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials—82.7% (continued)
United Surgical Partners,
8.875%, 05/01/17 (a)	$55,000	[2]	$55,412
9.250%, 05/01/17 (a)	185,000		186,388
Vail Resorts, Inc., 6.750%, 02/15/14	325,000		318,094
Venoco, Inc., 8.750%, 12/15/11 (a)	190,000		197,125
Videotron Ltee, 6.875%, 01/15/14 (a)	148,000		145,780
Visant Holding Corp., 9.071%, 12/01/13 (b) [4]	655,000		604,238
Vitro S.A., 9.125%, 02/01/17 (a)	225,000		231,750
Warner Music Group, 7.375%, 04/15/14	230,000		215,050
West Corp., 9.500%, 10/15/14	430,000		442,900
Whiting Petroleum Corp. 7.000%, 02/01/14	110,000		103,950
Williams Partners L.P., 7.250%, 02/01/17	235,000		237,350
Wind Acquisition Fin SA, 10.750%, 12/01/15 (a)	150,000		172,875
Windstream Corp,
7.000%, 03/15/19	50,000		48,000
8.125%, 08/01/13	60,000		63,000
8.625%, 08/01/16	245,000		260,312
WMG Holdings Corp., 10.132%, 12/15/14 (b) [4]	266,000		203,490
Total Industrials			37,445,237
Utilities—4.0%
AES Corp., 8.875%, 2/15/11	230,000		243,512
Dynegy Holdings, Inc.,
7.500%, 06/01/15 (a)	50,000		47,312
7.750%, 06/01/19 (a)	145,000		135,575
Edison Mission Energy, 7.000%, 05/15/17 (a)	310,000		293,725
Mirant North America LLC, 7.375%, 12/31/13	275,000		282,562
NRG Energy, Inc.,
7.250% 02/01/14	245,000		246,225
7.375%, 02/01/16	45,000		45,225
7.375%, 01/15/17	235,000		236,469
Reliant Energy, Inc., 7.625%, 06/15/14	300,000	[2]	294,000
Total Utilities			1,824,605
Total Corporate Bonds (cost $43,807,055)			44,140,850

	Shares
Common Stock—0.7%
Materials—0.7%
Huntsman Corp. (cost $94,073)	12,603		306,381
Other Investment Companies—18.7%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33% (cost $8,457,501) [3]	8,457,501		8,457,501
Total Investments—116.8% (cost $52,358,629)			52,904,732
Other Assets, less Liabilities—(16.8)%			(7,610,567)
Net Assets—100%			$45,294,165

The accompanying notes are an integral part of these financial statements.

Fixed Income

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

Industry	Fixed Income**
Industrials	44.8%
U.S. Government and Agency Obligations	18.6%
Finance	15.8%
Foreign Government Obligations	7.1%
Utility	5.9%
Municipal Bonds	2.5%
Mortgage-Backed Securities	1.7%
Asset-Backed Securities	1.0%
Preferred Stock	0.9%
Other Assets and Liabilities	1.7%

** As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
USTN, 4.875%, 05/31/09	13.3%
Inter-American Development Bank, 6.000%, 12/15/17*	3.3
Telefonica Emisiones SAU, 7.045%, 06/20/36*	2.0
USTB, 5.375%, 02/15/31*	2.0
Qantas Airways, Ltd., 6.050%, 04/15/16*	2.0
Wells Fargo Co., 5.106%, 05/01/33*	1.6
Mexican Government, 9.000%, 12/20/12*	1.6
Pulte Homes, Inc., 6.000%, 02/15/35*	1.4
Verizon Global Funding Corp., 5.850%, 09/15/35*	1.3
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27*	1.3

Top Ten as a Group	29.8%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Fixed Income

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds—66.5%
Finance—15.8%
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	$1,000,000		$646,903
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000		264,139
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	6,000,000		176,793
Boeing Capital Corp., 4.750%, 08/25/08		230,000		228,484
Cigna Corp., 6.150%, 11/15/36		240,000		229,366
Colonial Realty LP,
4.800%, 04/01/11		625,000		602,996
5.500%, 10/01/15		190,000		182,912
Developers Divers Realty Corp., 3.875%, 01/30/09		200,000		194,906
Equity One, Inc., 3.875%, 04/15/09		150,000		145,363
Ford Motor Credit Co.,
7.000%, 10/01/13		125,000		115,954
9.750%, 09/15/10		309,000		322,873
GMAC, 6.125%, 08/28/07		450,000		450,323
Health Care, Inc., 7.500%, 08/15/07		67,000		67,129
Highwoods Properties, Inc., 7.500%, 04/15/18		350,000		379,688
Hospitality Properties Trust, 6.750%, 02/15/13		465,000		480,142
HSBC Bank, 3.626%, 04/18/12 (a) [4]	MYR	665,000		162,085
JPMorgan Chase & Co., 4.000%, 02/01/08		350,000		347,077
Kinder Morgan Finance Co.,
5.150%, 03/01/15		75,000	[2]	68,474
5.700%, 01/05/16		165,000		152,326
6.400%, 01/05/36		110,000		97,505
Korea Development Bank, 3.875%, 03/02/09		425,000		414,400
Lehman Brothers Holdings, 3.600%, 03/13/09		150,000		145,427
Mack-Cali Realty L.P., 7.250%, 03/15/09		250,000		256,815
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		410,000		384,129
5.750%, 09/15/15		200,000		189,289
5.875%, 08/01/33		730,000		616,484
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		650,000		641,230
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		620,000		643,675
Sovereign Bank, 5.125%, 03/15/13		335,000		323,507
Toll Brothers Finance Corp., 5.150%, 05/15/15		555,000	[2]	501,539
Travelers Companies, Inc., 6.250%, 06/15/37		755,000		733,532
Travelers Property Casualty Corp., 6.375%, 03/15/33		330,000		328,428
Wells Fargo Co., 5.106%, 05/01/33, (08/01/07) [5]		1,175,000	[2]	1,180,758
XL Capital (Europe) PLC, 6.500%, 01/15/12		105,000		107,928
Total Finance				11,782,579

The accompanying notes are an integral part of these financial statements.

Fixed Income

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials—44.8%
Anadarko Petroleum Corp.,
5.950%, 09/15/06	$485,000		$474,391
6.450%, 09/15/36	360,000		347,368
Apache Corp., 6.000%, 01/15/37	630,000		602,763
AT&T, Inc.,
6.150%, 09/15/34	185,000		177,951
6.500%, 03/15/29	775,000		748,043
AT&T Wireless Services, Inc., 8.750%, 03/01/31	310,000		387,540
Avnet, Inc.,
2.000%, 03/15/34	100,000		127,000
6.000%, 09/01/15	720,000		694,989
6.625%, 09/15/16	140,000		142,098
BellSouth Corp., 6.000%, 11/15/34	990,000	[2]	929,621
Bowater, Inc., 6.500%, 06/15/13	170,000	[2]	148,538
Bristol-Myers Squibb, 4.860%, 09/15/23, (09/17/07) [5]	910,000		925,925
Canadian Pacific RR & Co., 5.950%, 05/15/37	410,000		386,669
Cardinal Health, Inc., 4.000%, 06/15/15	320,000		278,308
Charter Communications, Inc., 8.000%, 04/30/12 (a)	245,000		249,288
Chartered Semiconductor Manufacturing, 6.250%, 04/04/13	715,000		719,878
Clear Channel Communications, Inc., 6.625%, 06/15/08	191,000		191,785
Coca-Cola HBC Finance BV, 5.125%, 09/17/13	265,000		257,270
Comcast Corp.,
5.650%, 06/15/35	235,000		205,117
6.450%, 03/15/37	815,000		787,970
6.500%, 11/15/35	405,000	[2]	393,832
Corning, Inc., 6.850%, 03/01/29	600,000		606,362
Cox Enterprises, Inc., 4.375%, 05/01/08 (a)	410,000		405,971
CSX Corp., 6.000%, 10/01/36	570,000		533,899
Cummins, Inc., 6.750%, 02/15/27	153,000		149,336
D.R. Horton, Inc., 5.250%, 02/15/15	420,000		376,408
Desarrolladora Homex SA de C.V., 7.500%, 09/28/15	245,000	[2]	254,800
El Paso Corp., 6.950%, 06/01/28	165,000	[2]	154,128
Energy Transfer Partners LP,
6.125%, 02/15/17	65,000		64,299
6.625%, 10/15/36	145,000		142,046
Equifax, Inc., 7.000%, 07/01/37	115,000		116,371
Federated Retail Holdings, 6.375%, 03/15/37	760,000		733,453
Georgia-Pacific Corp., 7.250%, 06/01/28	70,000		64,750
HCA, Inc.,
7.050%, 12/01/27	750,000		613,193
7.500%, 11/06/33	75,000	[2]	63,938
7.690%, 06/15/25	300,000		262,438
8.750%, 09/01/10	625,000		653,906

The accompanying notes are an integral part of these financial statements.

Fixed Income

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials—44.8% (continued)
International Paper Co.,
4.000%, 04/01/10	$300,000		$288,136
4.250%, 01/15/09	300,000		294,092
Intuit, Inc., 5.750%, 03/15/17	210,000		202,502
JC Penney Corp., Inc., 6.375%, 10/15/36	310,000		296,164
KN Capital Trust III, 7.630%, 04/15/28	10,000		9,426
Kraft Foods, Inc., 6.500%, 11/01/31	270,000		261,800
Kroger Co., 7.000%, 05/01/18	460,000		472,402
Lennar Corp.,
5.600%, 05/31/15	400,000		375,410
6.500%, 04/15/16	280,000	[2]	271,606
Liberty Media Corp., 5.700%, 05/15/13	190,000	[2]	179,534
Lubrizol Corp., 6.500%, 10/01/34	750,000	[2]	726,222
Masco Corp., 5.850%, 03/15/17	350,000		337,069
Medco Health Solutions, 7.250%, 08/15/13	420,000		442,486
Missouri Pacific Railroad, 5.000%, 01/01/45	200,000		152,502
New England Telephone & Telegraph Co., 7.875%, 11/15/29	95,000		104,221
News America, Inc.,
6.200%, 12/15/34	350,000		327,299
6.400%, 12/15/35	425,000		406,018
7.280%, 06/30/28	225,000		236,299
7.625%, 11/30/28	460,000		499,322
Nextel Communications, Inc., 5.950%, 03/15/14	695,000		662,850
Owens & Minor, Inc., 6.350%, 04/15/16	125,000		123,294
Pulte Homes, Inc.,
5.200%, 02/15/15	405,000		364,485
6.000%, 02/15/35	1,265,000	[2]	1,081,245
6.375%, 05/15/33	465,000		410,851
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)	1,500,000	[2]	1,458,616
Qwest Corp., 6.875%, 09/15/33	20,000	[2]	18,850
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	600,000		660,343
Telecom Italia Capital,
6.000%, 09/30/34	40,000		36,151
6.375%, 11/15/33	105,000		99,209
Tele-Communications, Inc., 9.800%, 02/01/12	350,000		404,367
Telefonica Emisiones SAU, 7.045%, 06/20/36	1,475,000		1,532,276
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	240,000	[2]	248,357
Texas Eastern Transmission, 7.000%, 07/15/32	255,000		280,585
TGT Pipeline LLC, 5.200%, 06/01/18	465,000		424,888
The Ryland Group, Inc., 5.375%, 06/01/08	440,000		439,055

The accompanying notes are an integral part of these financial statements.

Fixed Income

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrials—44.8% (continued)
Time Warner, Inc.,
6.625%, 05/15/29		$270,000		$262,897
6.950%, 01/15/28		120,000		121,203
7.625%, 04/15/31		80,000		85,953
7.700%, 05/01/32		685,000		742,858
Toro Co., 6.625%, 05/01/37		365,000		352,099
Union Pacific Corp., 5.375%, 06/01/33		50,000		43,737
Verizon Global Funding Corp., 5.850%, 09/15/35		1,095,000	[2]	1,007,640
Verizon Maryland, Inc., 5.125%, 06/15/33		295,000	[2]	239,482
Verizon New York, Inc., Series B, 7.375%, 04/01/32		195,000		205,696
Viacom, Inc., 6.875%, 04/30/36		470,000		455,469
Vondafone Group PLC, 6.150%, 02/27/37		650,000		606,662
Walt Disney Co., The, 7.000%, 03/01/32		190,000		211,770
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23		65,000		63,294
Western Union Co., 6.200%, 11/17/36		635,000		609,709
Total Industrials				33,508,043
Utilities—5.9%
Cilcorp, Inc., 8.700%, 10/15/09		315,000		327,093
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		715,000		661,209
Commonwealth Edison,
4.700%, 04/15/15		510,000		466,552
5.875%, 02/01/33		620,000		575,011
Dominion Resources, Inc., 5.950%, 06/15/35		90,000		84,667
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27		900,000		1,001,889
ITC Holdings Corp.,
5.875%, 09/30/16 (a)		225,000		219,737
6.375%, 09/30/36 (a)		300,000		289,088
Methanex Corp., 6.000%, 08/15/15		320,000		308,450
Pacific Gas and Electric Co., 6.050%, 03/01/34		500,000		485,916
Total Utilities				4,419,612
Total Corporate Bonds (cost $49,832,635)				49,710,234
U.S. Government and Agency Obligations—18.6%
FNMA, 2.290%, 02/19/09	SGD	700,000		452,955
USTB, 5.375%, 02/15/31		1,430,000	[2]	1,468,879
USTN, 4.500%, 09/30/11		750,000	[2]	737,930
USTN, 4.750%, 05/15/14		835,000	[2]	824,824
USTN, 4.875%, 05/31/09		9,940,000		9,940,010
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		491,968		472,943
Total U.S. Government and Agency Obligations (cost $13,953,330)				13,897,541
Foreign Government—7.1%
Canadian Government, 4.500%, 09/01/07	CAD	1,000,000		938,352
Export-Import Bank of Korea, 4.125%, 02/10/09 (a)		485,000		474,733

The accompanying notes are an integral part of these financial statements.

Fixed Income

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Foreign Government—7.1% (continued)
Inter-American Development Bank, 6.000%, 12/15/17	NZD	$3,500,000	$2,432,753
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000	333,332
Mexican Government, 9.000%, 12/20/12	MXN	12,000,000	1,176,508
Total Foreign Government (cost $4,897,665)			5,355,678
Municipal Bonds—2.5%
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09		125,000	125,892
Eufaula Alabama, Series C, 4.000%, 08/15/12		410,000	395,006
MI Tobacco Settlement, 7.309%, 06/01/34		405,000	412,910
Tobacco Settlement Corp., 6.706%, 06/01/46		980,000	940,359
Total Municipal Bonds (cost $1,917,014)			1,874,167
Mortgage-Backed Securities—1.7%
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20		393,891	385,711
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28		320,000	328,612
Morgan Stanley Dean Witter Capital, Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31		505,773	513,696
Morgan Stanley Dean Witter Capital, Inc., Series 2001-TOP3, Class A3, 6.200%, 07/15/33		58,528	58,595
Total Mortgage-Backed Securities (cost $1,301,172)			1,286,614
Asset-Backed Securities—1.0%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34		265,000	259,104
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		23,202	22,852
Countrywide Home Loans, Series 2002-S1, Class A5, 6.460%, 11/25/16 (b)		451,645	455,486
Total Asset-Backed Securities (cost $739,181)			737,442

		Shares
Preferred Stocks—0.9%
Newell Financial Trust I, 5.250% (cost $578,039)		13,455	666,022
Other Investment Companies—13.5%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]		9,500,810	9,500,810
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%		576,107	576,107
Total Other Investment Companies (cost $10,076,917)			10,076,917
Total Investments—111.8% (cost $83,295,953)			83,604,615
Other Assets, less Liabilities—(11.8)%			(8,853,604)
Net Assets—100%			$74,751,011

The accompanying notes are an integral part of these financial statements.

Managers Trust II Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Mid-Cap	$99,423,760	$13,922,266	$(1,905,759)	$12,016,507

Balanced	23,955,125	2,359,716	(272,562)	2,087,154

High Yield	52,392,119	1,178,736	(666,123)	512,613

Fixed Income	83,350,822	1,505,966	(1,252,173)	253,793

*	Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2007, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
High Yield	$5,387,232	11.9%

Fixed Income	11,396,583	15.2%

(b)	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its June 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2007, amounting to:

Fund	Value	% of Net Assets
Mid-Cap	$19,075,585	20.8%

Balanced	3,967,920	18.0%

High Yield	8,291,029	18.3%

Fixed Income	9,360,277	12.5%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Represents yield to maturity at June 30, 2007.
[5]	Floating rate security. The rate listed is as of June 30, 2007. Date in parenthesis represents the securities next coupon rate reset.
[6]	Payment-in-kind security. A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.

Investments Definitions and Abbreviations:

FNMA:	Federal National Mortgage Association	USTB:	United States Treasury Bond
GMAC:	General Motors Acceptance Corp.	USTN:	United States Treasury Note

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

CAD:	Canadian Dollar	SGD:	Singapore Dollar
NZD:	New Zealand Dollar	MXN:	Mexican Peso
THB:	Thailand Bhat	MYR:	Malaysian Ringgit

Statements of Assets and Liabilities

June 30, 2007 (unaudited)

	Mid-Cap	Balanced	High Yield	Fixed Income
Assets:
Investments at value (including securities on loan valued at $19,075,585, $3,967,920, $8,291,029, and $9,360,277, respectively)	$111,440,267	$26,042,279	$52,904,732	$83,604,615
Cash	—	379	—	—
Foreign currency**	—	—	—	38
Receivable for investments sold	514,198	—	521,525	—
Receivable for Fund shares sold	135	2,316	114,631	240,782
Dividends, interest and other receivables	44,576	83,765	844,408	968,289
Prepaid expenses	36,100	32,849	33,829	34,302

Total assets	112,035,276	26,161,588	54,419,125	84,848,026

Liabilities:
Payable to Custodian	28,988	—	38,198	17,322
Payable for Fund shares repurchased	7,347	13,246	42,099	486,430
Payable upon return of securities loaned	19,577,790	4,074,205	8,457,501	9,500,810
Payable for investments purchased	798,119	—	506,038	—
Accrued expenses:
Investment advisory and management fees	41,760	1,604	8,448	7,245
Administrative fees	15,168	3,648	7,740	11,988
Other	68,784	45,577	64,936	73,220

Total liabilities	20,537,956	4,138,280	9,124,960	10,097,015

Net Assets	$91,497,320	$22,023,308	$45,294,165	$74,751,011

Net Assets Represent:
Paid-in capital	$74,338,088	$36,702,253	$63,878,870	$77,298,597
Undistributed net investment income (loss)	(45,622)	9,351	20,081	(15,087)
Accumulated net realized gain (loss) from investments and foreign currency transactions	5,214,192	(16,784,593)	(19,150,889)	(2,842,513)
Net unrealized appreciation of investments and foreign currency translations	11,990,662	2,096,297	546,103	310,014

Net Assets	$91,497,320	$22,023,308	$45,294,165	$74,751,011

Class A Shares—Net Assets	$8,948,230	$1,825,351	$25,524,812	$16,151,817
Shares Outstanding	546,565	137,373	2,976,722	1,553,693

Net asset value, offering and redemption price per share	$16.37	$13.29	$8.57	$10.40

Class B Shares—Net Assets	$10,591,728	$7,854,827	$8,777,582	$10,755,262
Shares Outstanding	686,004	601,497	1,033,910	1,041,814

Net asset value, offering and redemption price per share	$15.44	$13.06	$8.49	$10.32

Class C Shares—Net Assets	$11,277,221	$4,260,900	$7,075,409	$23,802,112
Shares Outstanding	731,225	323,177	834,750	2,289,854

Net asset value, offering and redemption price per share	$15.42	$13.18	$8.48	$10.39

Institutional Class Shares—Net Assets	$60,680,141	$8,082,230	$3,916,362	$24,041,820
Shares Outstanding	3,508,109	603,678	452,881	2,303,437

Net asset value, offering and redemption price per share	$17.30	$13.39	$8.65	$10.44

* Investments at cost	$99,449,605	$23,945,982	$52,358,629	$83,295,953
** Foreign currency at cost	—	—	—	$37

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2007 (unaudited)

	Mid-Cap	Balanced	High Yield	Fixed Income
Investment Income:
Dividend income	$476,727	$133,867	$28,803	$83,690
Interest income	—	199,492	1,920,987	1,898,626
Securities lending fees	6,988	1,789	10,348	6,495

Total investment income	483,715	335,148	1,960,138	1,988,811

Expenses:
Investment advisory and management fees	314,352	78,131	174,305	152,195
Administrative fees	89,815	22,323	49,801	67,642
Distribution Fees—Class A Shares	11,565	2,543	33,587	14,911
Distribution Fees—Class B Shares	54,305	21,682	52,743	58,814
Distribution Fees—Class C Shares	57,426	40,309	36,938	95,655
Custodian	31,914	28,709	35,829	28,863
Registration fees	17,393	16,451	16,858	17,534
Professional fees	18,683	13,377	17,540	18,392
Transfer agent	14,546	4,745	15,587	9,346
Reports to shareholders	14,156	5,322	8,509	8,380
Trustees fees and expenses	1,043	349	1,010	1,595
Miscellaneous	3,114	891	2,239	1,337

Total expenses before offsets	628,312	234,832	444,946	474,664

Expense reimbursement	(57,035)	(58,512)	(96,954)	(127,658)
Expense reductions	(11,216)	(2,048)	(297)	(214)

Net expenses	560,061	174,272	347,695	346,792

Net investment income (loss)	(76,346)	160,876	1,612,443	1,642,019

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	10,493,652	1,278,802	411,209	120,607
Net realized gain on foreign currency transactions	—	—	—	3,005
Net unrealized depreciation of investments	(63,268)	(521,131)	(636,405)	(1,201,184)
Net unrealized appreciation of foreign currency translations	—	—	—	311

Net realized and unrealized gain (loss)	10,430,384	757,671	(225,196)	(1,077,261)

Net Increase in Net Assets Resulting from Operations	$10,354,038	$918,547	$1,387,247	$564,758

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and for the year ended December 31, 2006

	Mid-Cap		Balanced
	2007	2006	2007	2006
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(76,346)	$256,737	$160,876	$384,956
Net realized gain on investments and foreign currency transactions	10,493,652	12,117,996	1,278,802	1,890,604
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(63,268)	(4,899,311)	(521,131)	565,424

Net increase in net assets resulting from operations	10,354,038	7,475,422	918,547	2,840,984

Distributions to Shareholders:
From net investment income:
Class A Shares	—	(25,327)	(18,717)	(36,816)
Class B Shares	—	(32,741)	(45,816)	(121,169)
Class C Shares	—	(34,369)	(24,474)	(63,310)
Institutional Class Shares	—	(146,506)	(85,037)	(174,540)

Total distributions to shareholders	—	(238,943)	(174,044)	(395,835)

From Capital Share Transactions:
Proceeds from sale of shares	3,855,083	6,822,273	923,256	1,503,313
Reinvestment of dividends and distributions	—	167,331	107,870	228,114
Cost of shares repurchased	(10,843,089)	(23,734,314)	(2,325,729)	(5,554,339)

Net increase (decrease) from capital share transactions	(6,988,006)	(16,744,710)	(1,294,603)	(3,822,912)

Total increase (decrease) in net assets	3,366,032	(9,508,231)	(550,100)	(1,377,763)

Net Assets:
Beginning of period	88,131,288	97,639,519	22,573,408	23,951,171

End of period	$91,497,320	$88,131,288	$22,023,308	$22,573,408

End of period undistributed net investment income (loss)	$(45,622)	$30,724	$9,351	$22,519

The accompanying notes are an integral part of these financial statements.

High Yield		Fixed Income
2007	2006	2007	2006
$1,612,443	$3,171,541	$1,642,019	$2,954,343
411,209	926,685	123,612	738,076
(636,405)	1,143,135	(1,200,873)	375,650

1,387,247	5,241,361	564,758	4,068,069

(908,535)	(1,527,984)	(316,922)	(491,190)
(306,239)	(868,633)	(256,248)	(635,983)
(220,302)	(443,807)	(434,299)	(512,279)
(170,372)	(318,031)	(650,382)	(1,354,183)

(1,605,448)	(3,158,455)	(1,657,851)	(2,993,635)

9,721,460	16,283,760	22,114,184	24,882,296
956,903	1,750,704	908,364	1,506,078
(19,143,287)	(15,773,663)	(13,358,904)	(22,831,654)

(8,464,924)	2,260,801	9,663,644	3,556,720

(8,683,125)	4,343,707	8,570,551	4,631,154

53,977,290	49,633,583	66,180,460	61,549,306

$45,294,165	$53,977,290	$74,751,011	$66,180,460

$20,081	$13,086	$(15,087)	$745

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2007 (unaudited) and each year ended December 31,

	Class A Shares
Mid-Cap	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.60	$13.48	$12.10	$10.36	$7.58	$8.79

Income from Investment Operations:
Net investment income (loss)	—	0.05	(0.01)[2]	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	1.77	1.11	1.39	1.76	2.79	(1.20)

Total from investment operations	1.77	1.16	1.38	1.74	2.78	(1.21)

Less Distributions to Shareholders from:
Net investment income	—	(0.04)	—	—	—	—

Total distributions to shareholders	—	(0.04)	—	—	—	—

Net Asset Value, End of Period	$16.37	$14.60	$13.48	$12.10	$10.36	$7.58

Total Return [1]	12.12%[4]	8.69%	11.32%	16.80%	36.68%	(13.77)%

Ratio of net expenses to average net assets [1]	1.22%[3]	1.23%	1.33%	1.41%	1.50%	1.50%
Ratio of total expenses to average net assets [1]	1.37%[3]	1.36%	1.45%	1.68%	1.63%	1.59%
Ratio of net investment income (loss) to average net assets	(0.15)%[3]	0.34%	(0.13)%	(0.16)%	(0.14)%	(0.09)%
Portfolio turnover	59%[4]	85%	84%	90%	109%	108%
Net assets at end of period (000’s omitted)	$8,948	$9,178	$8,712	$9,168	$9,741	$7,290

	Class C Shares
Mid-Cap	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.80	$12.83	$11.60	$9.99	$7.34	$8.55

Income from Investment Operations:
Net investment loss	(0.07)	(0.06)	(0.06)[2]	(0.08)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	1.69	1.07	1.29	1.69	2.70	(1.15)

Total from investment operations	1.62	1.01	1.23	1.61	2.65	(1.21)

Less Distributions to Shareholders from:
Net investment income	—	(0.04)	—	—	—	—

Total distributions to shareholders	—	(0.04)	—	—	—	—

Net Asset Value, End of Period	$15.42	$13.80	$12.83	$11.60	$9.99	$7.34

Total Return [1]	11.74%[4]	7.87%	10.60%	16.12%	36.10%	(14.15)%

Ratio of net expenses to average net assets [1]	1.97%[3]	1.98%	1.99%	1.91%	2.00%	2.00%
Ratio of total expenses to average net assets [1]	2.12%[3]	2.11%	2.11%	2.18%	2.13%	2.09%
Ratio of net investment income (loss) to average net assets	(0.89)%[3]	(0.41)%	(0.79)%	(0.67)%	(0.64)%	(0.59)%
Portfolio turnover	59%[4]	85%	84%	90%	109%	108%
Net assets at end of period (000’s omitted)	$11,277	$11,748	$13,845	$15,393	$16,576	$16,329

Class B Shares
2007	2006	2005	2004	2003	2002
$13.79	$12.82	$11.59	$9.98	$7.33	$8.54

(0.07)	(0.08)	(0.06)[2]	(0.07)	(0.05)	(0.06)
1.72	1.09	1.29	1.68	2.70	(1.15)

1.65	1.01	1.23	1.61	2.65	(1.21)

—	(0.04)	—	—	—	—

—	(0.04)	—	—	—	—

$15.44	$13.79	$12.82	$11.59	$9.98	$7.33

11.96%[4]	7.88%	10.61%	16.13%	36.15%	(14.17)%

1.97%[3]	1.98%	1.99%	1.90%	2.00%	2.00%
2.12%[3]	2.11%	2.11%	2.18%	2.13%	2.09%
(0.90)%[3]	(0.41)%	(0.79)%	(0.67)%	(0.64)%	(0.59)%
59%[4]	85%	84%	90%	109%	108%
$10,592	$11,197	$15,512	$17,226	$17,052	$15,956

Institutional Class Shares
2007	2006	2005	2004	2003	2002
$15.41	$14.19	$12.70	$10.82	$7.87	$9.09

0.01	0.09	0.10 [2]	0.04	0.03	0.04
1.88	1.17	1.39	1.84	2.92	(1.25)

1.89	1.26	1.49	1.88	2.95	(1.21)

—	(0.04)	—	—	—	(0.01)

—	(0.04)	—	—	—	(0.01)

$17.30	$15.41	$14.19	$12.70	$10.82	$7.87

12.26%[4]	8.96%	11.74%	17.37%	37.51%	(13.33)%

0.97%[3]	0.98%	0.99%	0.90%	1.00%	1.00%
1.12%[3]	1.11%	1.11%	1.18%	1.13%	1.09%
0.11%[3]	0.59%	0.21%	0.33%	0.36%	0.41%
59%[4]	85%	84%	90%	109%	108%
$60,680	$56,008	$59,571	$60,656	$64,225	$62,544

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2007 (unaudited) and each year ended December 31,

	Class A Shares
Balanced	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.86	$11.55	$11.24	$10.42	$8.62	$10.13

Income from Investment Operations:
Net investment income	0.12	0.25	0.17	0.17	0.22	0.24
Net realized and unrealized gain (loss) on investments	0.43	1.32	0.30	0.81	1.81	(1.49)

Total from investment operations	0.55	1.57	0.47	0.98	2.03	(1.25)

Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.26)	(0.16)	(0.16)	(0.23)	(0.26)

Total distributions to shareholders	(0.12)	(0.26)	(0.16)	(0.16)	(0.23)	(0.26)

Net Asset Value, End of Period	$13.29	$12.86	$11.55	$11.24	$10.42	$8.62

Total Return [1]	4.32%[4]	13.73%	4.24%	9.45%	23.85%	(12.47)%

Ratio of net expenses to average net assets [1]	1.23%[3]	1.23%	1.31%	1.47%	1.50%	1.50%
Ratio of total expenses to average net assets [1]	1.77%[3]	1.81%	1.85%	2.05%	1.73%	1.68%
Ratio of net investment income to average net assets	1.77%[3]	2.05%	1.45%	1.46%	2.21%	2.62%
Portfolio turnover	141%[4]	66%	53%	85%	91%	183%
Net assets at end of period (000’s omitted)	$1,825	$1,933	$1,677	$2,366	$3,448	$4,205

	Class C Shares
Balanced	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.76	$11.46	$11.16	$10.35	$8.56	$10.06

Income from Investment Operations:
Net investment income	0.07	0.16	0.09	0.11	0.16	0.18
Net realized and unrealized gain (loss) on investments	0.42	1.31	0.30	0.81	1.81	(1.46)

Total from investment operations	0.49	1.47	0.39	0.92	1.97	(1.28)

Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.17)	(0.09)	(0.11)	(0.18)	(0.22)

Total distributions to shareholders	(0.07)	(0.17)	(0.09)	(0.11)	(0.18)	(0.22)

Net Asset Value, End of Period	$13.18	$12.76	$11.46	$11.16	$10.35	$8.56

Total Return [1]	3.88%[4]	12.88%	3.49%	8.88%	23.38%	(12.94)%

Ratio of net expenses to average net assets [1]	1.98%[3]	1.98%	1.98%	1.97%	2.00%	2.00%
Ratio of total expenses to average net assets [1]	2.52%[3]	2.56%	2.52%	2.56%	2.23%	2.18%
Ratio of net investment income to average net assets	1.02%[3]	1.30%	0.79%	0.97%	1.71%	2.12%
Portfolio turnover	141%[4]	66%	53%	85%	91%	183%
Net assets at end of period (000’s omitted)	$4,261	$4,479	$5,081	$6,377	$8,537	$13,026

Class B Shares
2007	2006	2005	2004	2003	2002
$12.64	$11.36	$11.06	$10.26	$8.49	$9.98
0.07	0.18	0.09	0.34	0.16	0.18
0.42	1.29	0.30	0.80	1.79	(1.45)

0.49	1.47	0.39	1.14	1.95	(1.27)

(0.07)	(0.19)	(0.09)	(0.34)	(0.18)	(0.22)

(0.07)	(0.19)	(0.09)	(0.34)	(0.18)	(0.22)

$13.06	$12.64	$11.36	$11.06	$10.26	$8.49

3.92%[4]	12.83%	3.53%	11.11%	23.42%	(12.89)%

1.98%[3]	1.98%	1.98%	1.97%	2.00%	2.00%
2.52%[3]	2.56%	2.52%	2.57%	2.23%	2.18%
1.02%[3]	1.30%	0.79%	0.97%	1.71%	2.12%
141%[4]	66%	53%	85%	91%	183%
$7,855	$8,485	$9,692	$11,090	$12,134	$12,345

Institutional Class Shares
2007	2006	2005	2004	2003	2002
$12.96	$11.64	$11.33	$10.50	$8.68	$10.22

0.13	0.29	0.18	0.21	0.27	0.28
0.44	1.32	0.31	0.83	1.83	(1.50)

0.57	1.61	0.49	1.04	2.10	(1.22)

(0.14)	(0.29)	(0.18)	(0.21)	(0.28)	(0.32)

(0.14)	(0.29)	(0.18)	(0.21)	(0.28)	(0.32)

$13.39	$12.96	$11.64	$11.33	$10.50	$8.68

4.42%[4]	13.98%	4.57%	10.04%	24.51%	(12.06)%

0.98%[3]	0.98%	0.98%	0.97%	1.00%	1.00%
1.53%[3]	1.56%	1.52%	1.57%	1.23%	1.18%
2.02%[3]	2.30%	1.80%	1.98%	2.71%	3.12%
141%[4]	66%	53%	85%	91%	183%
$8,082	$7,676	$7,501	$8,111	$8,104	$8,609

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2007 (unaudited) and each year ended December 31,

	Class A Shares
High Yield	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.63	$8.30	$8.67	$8.46	$7.08	$7.76

Income from Investment Operations:
Net investment income	0.29	0.55	0.57	0.67	0.64	0.80
Net realized and unrealized gain (loss) on investments	(0.06)	0.33	(0.37)	0.19	1.39	(0.70)

Total from investment operations	0.23	0.88	0.20	0.86	2.03	0.10

Less Distributions to Shareholders from:
Net investment income	(0.29)	(0.55)	(0.57)	(0.65)	(0.65)	(0.78)

Total distributions to shareholders	(0.29)	(0.55)	(0.57)	(0.65)	(0.65)	(0.78)

Net Asset Value, End of Period	$8.57	$8.63	$8.30	$8.67	$8.46	$7.08

Total Return [1]	2.78%[4]	11.07%	2.37%	10.62%	29.73%	1.85%

Ratio of net expenses to average net assets [1]	1.15%[3]	1.15%	1.22%	1.40%	1.40%	1.40%
Ratio of total expenses to average net assets [1]	1.54%[3]	1.54%	1.59%	1.72%	1.63%	1.61%
Ratio of net investment income to average net assets	6.72%[3]	6.65%	6.64%	7.68%	8.10%	10.86%
Portfolio turnover	32%[4]	65%	63%	74%	138%	229%
Net assets at end of period (000’s omitted)	$25,525	$26,953	$20,478	$16,612	$24,693	$44,059

	Class C Shares
High Yield	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.53	$8.21	$8.59	$8.39	$7.03	$7.70

Income from Investment Operations:
Net investment income	0.26	0.49	0.51	0.60	0.60	0.75
Net realized and unrealized gain (loss) on investments	(0.05)	0.32	(0.38)	0.21	1.37	(0.67)

Total from investment operations	0.21	0.81	0.13	0.81	1.97	0.08

Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.49)	(0.51)	(0.61)	(0.61)	(0.75)

Total distributions to shareholders	(0.26)	(0.49)	(0.51)	(0.61)	(0.61)	(0.75)

Net Asset Value, End of Period	$8.48	$8.53	$8.21	$8.59	$8.39	$7.03

Total Return [1]	2.42%[4]	10.24%	1.60%	10.08%	29.04%	1.49%

Ratio of net expenses to average net assets [1]	1.90%[3]	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of total expenses to average net assets [1]	2.29%[3]	2.29%	2.27%	2.27%	2.13%	2.11%
Ratio of net investment income to average net assets	5.98%[3]	5.89%	5.97%	7.17%	7.60%	10.36%
Portfolio turnover	32%[4]	65%	63%	74%	138%	229%
Net assets at end of period (000’s omitted)	$7,075	$7,653	$7,934	$10,474	$13,833	$16,538

Class B Shares
2007	2006	2005	2004	2003	2002
$8.54	$8.22	$8.60	$8.40	$7.04	$7.71

0.26	0.50	0.51	0.60	0.60	0.75
(0.05)	0.31	(0.38)	0.21	1.38	(0.67)

0.21	0.81	0.13	0.81	1.98	0.08

(0.26)	(0.49)	(0.51)	(0.61)	(0.62)	(0.75)

(0.26)	(0.49)	(0.51)	(0.61)	(0.62)	(0.75)

$8.49	$8.54	$8.22	$8.60	$8.40	$7.04

2.40%[4]	10.21%	1.59%	10.07%	29.01%	1.49%

1.90%[3]	1.90%	1.90%	1.90%	1.90%	1.90%
2.29%[3]	2.28%	2.27%	2.27%	2.13%	2.11%
5.96%[3]	5.88%	5.96%	7.18%	7.60%	10.36%
32%[4]	65%	63%	74%	138%	229%
$8,778	$12,318	$17,782	$27,287	$35,695	$35,654

Institutional Class Shares
2007	2006	2005	2004	2003	2002
$8.70	$8.36	$8.74	$8.52	$7.13	$7.79

0.31	0.58	0.60	0.73	0.68	0.84
(0.06)	0.34	(0.38)	0.18	1.40	(0.68)

0.25	0.92	0.22	0.91	2.08	0.16

(0.30)	(0.58)	(0.60)	(0.69)	(0.69)	(0.82)

(0.30)	(0.58)	(0.60)	(0.69)	(0.69)	(0.82)

$8.65	$8.70	$8.36	$8.74	$8.52	$7.13

2.89%[4]	11.38%	2.60%	10.69%	30.30%	2.64%

0.90%[3]	0.90%	0.90%	0.90%	0.90%	0.90%
1.28%[3]	1.29%	1.27%	1.26%	1.13%	1.11%
6.99%[3]	6.91%	6.96%	8.00%	8.60%	11.36%
32%[4]	65%	63%	74%	138%	229%
$3,916	$7,053	$3,440	$4,725	$15,469	$9,648

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2007 (unaudited) and each year ended December 31,

	Class A Shares
Fixed Income	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.55	$10.36	$10.62	$10.56	$10.05	$10.14

Income from Investment Operations:
Net investment income	0.26	0.52	0.53	0.49	0.52	0.56
Net realized and unrealized gain (loss) on investments	(0.14)	0.19	(0.25)	0.07	0.53	(0.06)

Total from investment operations	0.12	0.71	0.28	0.56	1.05	0.50

Less Distributions to Shareholders from:
Net investment income	(0.27)	(0.52)	(0.54)	(0.50)	(0.54)	(0.59)

Total distributions to shareholders	(0.27)	(0.52)	(0.54)	(0.50)	(0.54)	(0.59)

Net Asset Value, End of Period	$10.40	$10.55	$10.36	$10.62	$10.56	$10.05

Total Return [1]	1.12%[4]	7.10%	2.68%	5.44%	10.67%	5.11%

Ratio of net expenses to average net assets [1]	0.78%[3]	0.74%	0.81%	1.02%	1.10%	1.10%
Ratio of total expenses to average net assets [1]	1.15%[3]	1.15%	1.27%	1.48%	1.33%	1.32%
Ratio of net investment income to average net assets	5.11%[3]	4.98%	4.65%	4.56%	5.02%	5.73%
Portfolio turnover	12%[4]	55%	24%	79%	315%	438%
Net assets at end of period (000’s omitted)	$16,152	$11,776	$7,591	$5,723	$7,936	$15,455

	Class C Shares
Fixed Income	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.55	$10.36	$10.63	$10.58	$10.07	$10.15

Income from Investment Operations:
Net investment income	0.22	0.43	0.46	0.43	0.47	0.50
Net realized and unrealized gain (loss) on investments	(0.15)	0.20	(0.26)	0.07	0.52	(0.04)

Total from investment operations	0.07	0.63	0.20	0.50	0.99	0.46

Less Distributions to Shareholders from:
Net investment income	(0.23)	(0.44)	(0.47)	(0.45)	(0.48)	(0.54)

Total distributions to shareholders	(0.23)	(0.44)	(0.47)	(0.45)	(0.48)	(0.54)

Net Asset Value, End of Period	$10.39	$10.55	$10.36	$10.63	$10.58	$10.07

Total Return [1]	0.75%[4]	6.31%	1.90%	4.85%	10.11%	4.69%

Ratio of net expenses to average net assets [1]	1.52%[3]	1.49%	1.49%	1.54%	1.60%	1.60%
Ratio of total expenses to average net assets [1]	1.90%[3]	1.90%	1.95%	1.99%	1.84%	1.82%
Ratio of net investment income to average net assets	4.37%[3]	4.23%	3.96%	4.04%	4.52%	5.23%
Portfolio turnover	12%[4]	55%	24%	79%	315%	438%
Net assets at end of period (000’s omitted)	$23,802	$15,454	$11,480	$13,703	$20,009	$35,719

Class B Shares
2007	2006	2005	2004	2003	2002
$10.48	$10.30	$10.56	$10.51	$10.02	$10.10

0.23	0.43	0.46	0.43	0.48	0.50
(0.16)	0.19	(0.25)	0.07	0.50	(0.04)

0.07	0.62	0.21	0.50	0.98	0.46

(0.23)	(0.44)	(0.47)	(0.45)	(0.49)	(0.54)

(0.23)	(0.44)	(0.47)	(0.45)	(0.49)	(0.54)

$10.32	$10.48	$10.30	$10.56	$10.51	$10.02

0.74%[4]	6.25%	2.01%	4.90%	10.09%	4.64%

1.51%[3]	1.49%	1.49%	1.54%	1.60%	1.60%
1.89%[3]	1.90%	1.95%	1.99%	1.84%	1.82%
4.36%[3]	4.23%	3.96%	4.04%	4.52%	5.23%
12%[4]	55%	24%	79%	315%	438%
$10,755	$13,089	$16,837	$20,063	$28,560	$35,087

Institutional Class Shares
2007	2006	2005	2004	2003	2002
$10.59	$10.40	$10.66	$10.61	$10.10	$10.17

0.28	0.54	0.56	0.54	0.58	0.61
(0.15)	0.19	(0.25)	0.07	0.52	(0.04)

0.13	0.73	0.31	0.61	1.10	0.57

(0.28)	(0.54)	(0.57)	(0.56)	(0.59)	(0.64)

(0.28)	(0.54)	(0.57)	(0.56)	(0.59)	(0.64)

$10.44	$10.59	$10.40	$10.66	$10.61	$10.10

1.24%[4]	7.34%	2.91%	5.99%	11.17%	5.75%

0.52%[3]	0.49%	0.49%	0.50%	0.60%	0.60%
0.90%[3]	0.90%	0.95%	0.97%	0.84%	0.82%
5.35%[3]	5.23%	4.96%	5.09%	5.52%	6.23%
12%[4]	55%	24%	79%	315%	438%
$24,042	$25,861	$25,641	$24,559	$23,763	$30,711

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the proceeding pages.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)
[2]	Per share numbers have been calculated using average shares.
[3]	Annualized.
[4]	Not Annualized.

Notes to Financial Statements

June 30, 2007 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are; Managers AMG Chicago Equity Partners Mid-Cap Fund (“Mid-Cap”)(formerly Managers Mid-Cap Fund), Managers AMG Chicago Equity Partners Balanced Fund (“Balanced”)(formerly Managers Balanced Fund), Managers High Yield Fund (“High Yield”), and Managers Fixed Income Fund (“Fixed Income”), collectively the “Funds.”

The Funds each offer four classes of shares: Class A, Class B, Class C and Institutional Class. Sales of Class A shares may be subject to a front-end sales charge. Redemptions of Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, the value of a specific investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Manager monitors intervening events that may affect the value of securities held in each Funds’ portfolios and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets, but prior to the time each Fund’s NAV is calculated.

Fixed-income securities are valued based on valuations furnished by independent pricing services that reflect the evaluated bid price of such securities, except that for the Balanced, High Yield and Fixed Income Funds, fixed-income securities are valued based on valuations that reflect the mean between bid and asked prices. Some of these pricing services utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETFs, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. The Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended June 30, 2007, under these arrangements the amount by which each Fund’s expenses were reduced and the impact on the expense ratios were as follows: Mid-Cap -$10,901 or 0.02% and Balanced—$1,952 or 0.02%.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Notes to Financial Statements (continued)

Each of the Funds has a “balance credit” arrangement with The Bank of New York Mellon (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90 day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2007, the custodian expense was reduced as follows: Mid-Cap—$28; Balanced—$25; and High Yield—$134. Each of the Funds also has a balance credit arrangement with its transfer agent, PFPC, Inc., whereby earnings credits are used to offset banking charges. For the six months ended June 30, 2007, the transfer agent expense was reduced as follows: Mid-Cap—$287; Balanced—$72; High Yield—$163; and Fixed Income—$214.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Funds, has contractually agreed, through at least May 1, 2008 to waive fees and pay or reimburse expenses to the extent that the total operating expenses (exclusive of brokerage, interest, taxes, acquired fund fees and extraordinary expenses) of the Funds exceed the following percentages of each Fund’s average daily net assets.

	Class A		Class B	Class C	Institutional Class
Mid-Cap	1.24	%*	1.99%	1.99%	0.99%

Balanced	1.25%		2.00%	2.00%	1.00%

High Yield	1.15%		1.90%	1.90%	0.90%

Fixed Income	0.84	%*	1.59%	1.59%	0.59%

*	Rate change effective May 1, 2007. Prior to this date the expense caps for Class A shares were 1.25%, and 0.74%, respectively.

Each Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the above percentages, based on the Fund’s average daily net assets.

For the six months ended June 30, 2007, the cumulative amount of reimbursement for Mid-Cap, Balanced, High Yield and Fixed Income equaled $369,131, $432,854, $624,310 and $877,044, respectively. Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses exclude the impact of expense reimbursements and expense offsets such as brokerage recapture credits but includes non-reimbursable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for the Mid-Cap Fund. Dividends resulting from net investment income, if any, normally will be declared and paid monthly for High Yield and Fixed Income Funds. Dividends resulting from net investment income, if any, normally will be declared and paid quarterly for Balanced Fund. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of June 30, 2007, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

	Capital Loss Carryover Amount	Expires Dec. 31,
Mid-Cap	$5,274,581	2009
Balanced	$2,793,871	2008
	$13,683,503	2009
	$1,575,061	2010
High Yield	$6,143,316	2007
	$6,618,233	2008
	$6,767,059	2009
Fixed Income	$2,911,256	2009

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended June 30, 2007 and the year ended December 31, 2006, the capital stock transactions in the Funds by class were:

Notes to Financial Statements (continued)

	Mid-Cap				Balanced
	2007		2006		2007		2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sales	70,692	$1,097,374	176,313	$2,451,625	24,515	$318,863	36,387	$444,288

Reinvestment of distributions	—	—	639	9,337	832	10,878	1,641	20,091

Cost of shares repurchased	(152,727)	(2,404,483)	(194,852)	(2,689,231)	(38,288)	(513,899)	(32,877)	(393,885)

Net Increase (Decrease)—Class A	(82,035)	($1,307,109)	(17,900)	($228,269)	(12,941)	($184,158)	5,151	$70,494

Class B:
Proceeds from sales	12,485	$186,266	12,282	$162,495	6,399	$81,877	13,482	$161,914

Reinvestment of distributions	—	—	728	10,050	930	11,932	2,559	30,832

Cost of shares repurchased	(138,655)	(2,037,008)	(410,374)	(5,340,340)	(77,007)	(988,178)	(198,153)	(2,344,153)

Net Decrease—Class B	(126,170)	($1,850,742)	(397,364)	($5,167,795)	(69,678)	($894,369)	(182,112)	($2,151,407)

Class C:
Proceeds from sales	10,111	$149,189	59,755	$788,637	3,646	$47,295	8,701	$104,843

Reinvestment of distributions	—	—	469	6,487	221	2,839	945	11,513

Cost of shares repurchased	(130,347)	(1,913,694)	(287,685)	(3,793,773)	(31,654)	(412,085)	(102,009)	(1,229,283)

Net Decrease—Class C	(120,236)	($1,764,505)	(227,461)	($2,998,649)	(27,787)	($361,951)	(92,363)	($1,112,927)

Institutional Class:
Proceeds from sales	149,810	$2,422,254	237,398	$3,419,516	36,159	$475,221	65,134	$792,268

Reinvestment of distributions	—	—	9,168	141,457	6,243	82,221	13,452	165,678

Cost of shares repurchased	(276,144)	(4,487,904)	(811,597)	(11,910,970)	(30,984)	(411,567)	(130,816)	(1,587,018)

Net Increase (Decrease)—Institutional Class	(126,334)	($2,065,650)	(565,031)	($8,349,997)	11,418	$145,875	(52,230)	($629,072)

Notes to Financial Statements (continued)

	High Yield				Fixed Income
	2007		2006		2007		2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sales	903,156	$7,903,806	1,268,606	$10,631,261	829,772	$8,757,494	978,639	$10,062,790
Reinvestment of distributions	89,230	777,847	154,809	1,301,994	15,851	166,029	26,164	269,325
Cost of shares repurchased	(1,140,588)	(9,932,274)	(766,890)	(6,464,627)	(408,206)	(4,317,486)	(621,400)	(6,331,138)

Net Increase (Decrease)—Class A	(148,202)	$(1,250,621)	656,525	$5,468,628	437,417	$4,606,037	383,403	$4,000,977

Class B:
Proceeds from sales	18,400	$158,859	29,046	$241,336	25,868	$271,494	48,307	$495,841
Reinvestment of distributions	5,534	47,802	18,575	154,611	6,251	65,341	11,761	120,301
Cost of shares repurchased	(432,230)	(3,739,447)	(767,946)	(6,415,073)	(239,506)	(2,517,496)	(446,201)	(4,568,602)

Net Decrease—Class B	(408,296)	$(3,532,786)	(720,325)	$(6,019,126)	(207,387)	$(2,180,661)	(386,133)	$(3,952,460)

Class C:
Proceeds from sales	48,154	$414,299	127,970	$1,071,642	950,894	$10,051,044	701,564	$7,294,815
Reinvestment of distributions	5,678	48,963	12,459	103,445	11,567	121,204	7,830	81,210
Cost of shares repurchased	(116,496)	(1,005,022)	(209,434)	(1,745,503)	(137,377)	(1,450,454)	(352,532)	(3,627,740)

Net Increase (Decrease)—Class C	(62,664)	$(541,760)	(69,005)	$(570,416)	825,084	$8,721,794	356,862	$3,748,285

Institutional Class:
Proceeds from sales	141,763	$1,244,496	512,003	$4,339,606	286,193	$3,034,152	680,641	$7,028,850
Reinvestment of distributions	9,376	82,291	22,496	190,654	52,607	555,790	100,168	1,035,242
Cost of shares repurchased	(509,193)	(4,466,544)	(135,061)	(1,148,460)	(476,918)	(5,073,468)	(804,932)	(8,304,174)

Net Increase (Decrease)—Institutional Class	(358,054)	$(3,139,757)	399,438	$3,381,800	(138,118)	$(1,483,526)	(24,123)	$(240,082)

At June 30, 2007, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds:

	Class A	Class B	Class C	Inst. Class
Mid-Cap	1 owns 57%	1 owns 56%	1 owns 81%	1 owns 87%

Balanced	3 own 57%	1 owns 69%	1 owns 79%	1 owns 94%

High Yield	1 owns 74%	1 owns 55%	1 owns 58%	3 own 88%

Fixed Income	2 own 60%	1 owns 60%	1 owns 67%	3 own 84%

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

Notes to Financial Statements (continued)

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement with Managers Investment Group LLC under which the Investment Manager provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to Subadvisory Agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2007, were as follows:

Investment Management Fee
Mid-Cap	0.70%

Balanced	0.70%

High Yield	0.70%

Fixed Income	0.45%

The Funds have entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders.

During the six months ended June 30, 2007, each of the Funds paid an Administration fee at the rate of 0.20% per annum of the Fund’s average daily net assets.

The aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year and the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Fund and The Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”) a wholly-owned subsidiary of Managers Investment Group LLC. Managers Distributors, Inc. serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Funds have adopted distribution and service plans with respect to the Class A, Class B and Class C shares of each Fund (the “Plans”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plans, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plans authorize payments to the Distributor up to 0.25%, 1.00% and 1.00% annually of each Fund’s average daily net assets attributable to its Class A, Class B and Class C shares, respectively.

The Plans further provide for periodic payments by the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

The following summarizes the total fees incurred under the plans for Class A, Class B and Class C shares for the six months ended June 30, 2007:

Amount
Mid-Cap	$123,296

Balanced	64,534

High Yield	1,232,678

Fixed Income	169,380

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 2007, were as follows:

Notes to Financial Statements (continued)

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Mid-Cap	$52,727,744	$60,423,218	N/A	N/A

Balanced	31,174,051	31,015,748	$7,416,453	$6,020,550

High Yield	15,593,319	23,799,286	N/A	N/A

Fixed Income	20,058,245	7,770,413	12,001,268	3,209,152

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY Brokerage providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These payments are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”) (Balanced and Fixed Income)

The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

7.	Risks Associated with High Yield Securities (High Yield)

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 (the “Interpretation”) (“FIN 48”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. FIN 48 will be effective for the Funds’ fiscal year ended December 31, 2007. Based on analysis computed to date, management does not believe the adoption of FIN 48 will result in any material impact to the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

Notes to Financial Statements (continued)

Proxy Result Information (unaudited)

At a Special Meeting of Shareholders of the Trust held on February 26, 2007, the following votes were recorded for Managers Mid-Cap Fund (“Mid-Cap Fund”) and Managers Balanced Fund (“Balanced Fund”). The proposals, which shareholders were asked to vote on, are explained in further detail in the proxy statement dated January 8, 2007:

Proposal 1 – To approve the Subadvisory Agreement between Managers Investment Group LLC and Chicago Equity Partners with respect to Managers Mid-Cap Fund.

Fund	Shares For	Shares Against	Shares Abstained
Mid-Cap Fund	3,908,619	17,695	33,574

Proposal 2– To approve the Subadvisory Agreement between Managers Investment Group LLC and Chicago Equity Partners with respect to Managers Balance Fund.

Fund	Shares For	Shares Against	Shares Abstained
Balanced Fund	948,514	12,808	18,154

Pursuant to Article III, Section 1 of the By-Laws of the Trust and the Securities Exchange Act of 1940, such total votes on each proposal represented a quorum of the outstanding shares of the Funds.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 8, 2007, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement for each Fund Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. The Trustees also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (b) the Investment Manager’s ability to supervise the Funds’ other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund or the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to those Funds managed with multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by a Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement.

Performance. As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s focus on each Subadvisor’s performance with respect to the Fund and the explanations of management regarding the factors that contributed to the performance of the Fund.

Advisory Fees and Profitability. In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists mostly of funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to implement expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for certain of the Funds from time to time as a means of limiting the total expenses of the smaller Funds. The Trustees also considered the current asset levels of the Funds and the impact

Annual Renewal of Investment Advisory Agreements (continued)

on profitability of growth of assets of the Funds. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure and, as a Fund grows in size, it is common practice for the Investment Manager to recommend the selection of an additional Subadvisor to manage a portion of the Fund’s portfolio. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees further noted that, because of this practice, the Investment Manager’s oversight and supervisory responsibilities with respect to the Funds can be expected to increase with the size of the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability. In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor (other than Chicago Equity Partners, LLC (“CEP”), which is an affiliate of the Investment Manager), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisor. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of a Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by each Subadvisor was not a material factor in the Trustees’ deliberations at this time.

In considering the reasonableness of the fees payable by the Investment Manager to CEP, the Trustees noted that CEP is an affiliate of the Investment Manager and reviewed information provided by CEP regarding the cost to CEP of providing subadvisory services to a Fund and the resulting profitability from such relationship. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by CEP and the profitability to CEP of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of a Fund managed by CEP, the Trustees concluded that the effect of any economies of scale being realized by CEP was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and each Subadvisor.

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2007 and for the period from the Fund’s inception in January 1997 through March 31, 2007 was above the median performance of the Peer Group and above the performance of the Fund Benchmark for all such periods. The Fund Benchmark consists of an equal blend of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 1.00%, 1.25%, 2.00%, and 2.00% for Institutional Shares, Class A Shares, Class B Shares, and Class C Shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS FIXED INCOME FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2007 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Lehman Brothers Aggregate Bond Index, for all such periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of May 1, 2007 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 0.59%, 0.84%, 1.59%, and 1.59% for Institutional Class Shares, Class A Shares, Class B Shares, and Class C Shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS AMG CHICAGO EQUITY PARTNERS MID-CAP FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2007 and for the period from its inception in January 1997 through March 31, 2007 was below, below, above and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the S&P Mid Cap 400 Index, for each period. The Trustees noted that the Fund’s longer-term performance has exceeded the median of its Peer Group, which has resulted in the Fund performing within the top third of its Peer Group (Institutional Class Shares) for the most recent 5-year period ended March 31, 2007. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were both lower than the average for the Peer Group. The Trustees took into account the fact that the

Annual Renewal of Investment Advisory Agreements (continued)

Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 0.99%, 1.24%, 1.99%, and 1.99% for Institutional Class Shares, Class A Shares, Class B Shares, and Class C Shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS HIGH YIELD FUND

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2007 and for the period from the Fund’s inception in January 1998 through March 31, 2007 was below, above, above and above, respectively, the median performance of the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the Lehman Brothers U.S. Corporate High Yield Index. The Trustees took into account management’s discussion of the reasons for the Fund’s performance.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 0.90%, 1.15%, 1.90%, and 1.90% for Institutional Class Shares, Class A Shares, Class B Shares, and Class C Shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and each Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the interests of each Fund and its shareholders. Accordingly, on June 8, 2007, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

Managers

c/o PFPC, Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY	SMALL CAP
Rexiter Capital Management Limited	TIMESSQUARE MID CAP GROWTH
TIMESSQUARE SMALL CAP GROWTH
ESSEX GROWTH	TimesSquare Capital Management, LLC
ESSEX LARGE CAP GROWTH
ESSEX SMALL/MICRO CAP GROWTH	SMALL COMPANY
Essex Investment Management Co., LLC	Epoch Investment Partners, Inc.
Kalmar Investment Advisers, Inc.
FQ TAX-MANAGED U.S. EQUITY
FQ U.S. EQUITY	SPECIAL EQUITY
First Quadrant, L.P.	Donald Smith & Co., Inc.
Kern Capital Management LLC
INSTITUTIONAL MICRO-CAP	Skyline Asset Management, L.P.
MICRO-CAP	Smith Asset Management Group, LP
Kern Capital Management LLC	Veredus Asset Management LLC
Westport Asset Management, Inc.
INTERNATIONAL EQUITY
Alliance Bernstein L.P.	SYSTEMATIC VALUE
Lazard Asset Management, LLC	SYSTEMATIC MID CAP VALUE
Wellington Management Company, LLP	Systematic Financial Management, L.P.

CHICAGO EQUITY PARTNERS	VALUE
MID-CAP	Armstrong Shaw Associates Inc.
Chicago Equity Partners, LLC	Osprey Partners Investment Mgmt., LLC

REAL ESTATE SECURITIES
Urdang Securities Management, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

MANAGERS AND MANAGERS AMG

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS

FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	September 4, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	September 4, 2007